Dear Investor:


The U. S. stock market again rewarded investors with excellent returns in 1996. However, not all investors were treated equally. The best returns were provided by only a few stocks.

This extreme "narrowness" of 1996's stock market is illustrated by the wide range of 1996 total returns (i.e., price change plus reinvested dividends) on some of the most widely known market indexes as compiled by Standard & Poor's and Frank Russell Company.

 S&P 500 Index (Large Companies, Capitalization Weighted)             22.9%
 Average stock in the S&P 500 (Large Companies, Equal Weighted)       19.5%
 S&P 400 Index (Mid-Sized Companies)                                  19.3%
 Russell 2000 Index (Small-Sized Companies)                           16.49%

This narrowness of top performance is further highlighted by the fact that nearly half of the nearly 23% return of the Standard & Poor's 500 in 1996 came from only twenty, large-capitalization stocks!

In a market like this in which most stocks underperform the big-company indexes, most investors also underperform the index averages. This is illustrated in these "peer group" return numbers from Lipper Analytical Services for variable insurance product stock funds in 1996 as compared to the above indexes:

       Lipper Capital Appreciation Funds                                17.1%
       Lipper Growth & Income Funds                                     21.1%

We are pleased to report that your Ultra Series Stock Funds provided better returns in 1996 than these peer group averages, better than most market indexes, and very near the narrow big-company indexes:

       Ultra Series Capital Appreciation Stock Fund                     21.4%
       Ultra Series Growth & Income Stock Fund                          22.0%

As we enter 1997, the financial press and many of the investment community's higher profile pundits are expressing caution about the stock market's "lofty" valuation levels. Without question, the recent environment of steady, broad growth in corporate earnings, benign inflation and moderate interest rate levels has been ideal for growing stock values, especially with so many eager and able buyers provided by the "baby boom" generation in the U. S. and the weak foreign markets and our strong dollar internationally.

This extremely favorable mix of factors will almost certainly dissipate to some extent in the years ahead. As such, prudent investors should be especially careful to employ all the proven portfolio management techniques available, like steady accumulation of investment assets using dollar cost averaging throughout market cycles, maintaining diversification, insistence on reasonable relative valuation levels on the individual securities owned (directly or in funds), and regular portfolio rebalancing to trim back areas that have grown beyond their intended percentage allocation. Such techniques are the only ones proven to be effective in achieving long term investment success. Attempting to "time" the market by moving substantial amounts of investment dollars among stocks, bonds and cash is not among the proven techniques of successful money management, even at times when the market appears "high" and is "certain" to reach a peak soon. Such times are only apparent in hindsight, as are the "certain lows" when equal prescience is necessary to get back into the game. The ride is often rough, but the destination is rarely if ever reached by those standing beside the road. We will maintain our exposure to carefully selected, reasonably valued stocks where ever called for in the Ultra Series Funds, and we expect this approach to continue to serve long term investors very well.

The U. S. bond market in 1996 provided much more modest returns than in the last couple of years as interest rates rose modestly throughout the year. This is illustrated by the returns of following popular U. S. bond market indexes compiled by Lehman Bros.

         Lehman Government/Corporate Bond Index                            2.9%
         Lehman Government/Corporate Intermediate Bond Index               4.1%

This uninspiring performance reflects the general level of interest rates which started the year near 5.5%, then rose to nearly 7% before trailing off to the mid-6% area by year end. This produced modest price declines that offset 1% to 1.5% of the 5.5% to 6.5% interest return, producing the index total returns shown above.

Bond funds in general suffered along with these bond market indexes, as indicated by these "peer group" return numbers from Lipper Analytical Services for variable insurance product bond funds in 1996:

         Lipper Corporate Bond Funds - A Rated                             2.6%
         Lipper Intermediate Investment Grade Bond Funds                   3.2%

Your Ultra Series Bond Fund's 1996 return of 2.9% was in line with these market indexes and peer group averages, and reflects the high quality, intermediate maturity focus of this fund. This investment approach is particularly effective at providing price stability to supplement a portfolio of various more volatile and usually higher returning stock funds. In the always uncertain outlook for interest rates in 1997 and beyond, a conservative bond fund like this may be particularly valuable and comes with little if any return sacrifice relative to more volatile bond funds.

Personal portfolio construction techniques can vary considerably, but it may be helpful to view the Ultra Series stock funds as the "sails" of your investment portfolio "vessel," and the bond and money market funds as the "ballast." Together with your financial advisor, you can select a combination of funds to create the investment vessel that best reflects your "stomach for action" (i. e., your specific financial and emotional tolerance for investment risk) and the desired speed with which you choose to pursue your asset accumulation program (i. e., your long term relative total return targets). The Ultra Series Balanced Fund, which had another year of double-digit returns in 1996 at 10.8%, provides one such mix, with approximately 45% of its assets in stocks, 45% in bonds and 10% in money market investments. This mix is held fairly constant over time through regular rebalancing by the portfolio management team, but will vary somewhat in response to changes in the availability of attractively valued stocks. We foresee no significant near term change in this mix. This portfolio may be at the conservative end of the spectrum for many investors, in which case it can be supplemented with additional stock fund exposure. In opposite situations, additional bond or money market exposure can be added within the individual investor's account.

The following discussions of each fund describe the management tactics and strategies that produced the Ultra Series Funds' results in 1996's very diverse markets. Key to these results was the foundational investment philosophy with which each of the Ultra Series Funds is managed. This philosophy is somewhat unique in today's world of narrowly focused, specialty funds which concentrate their investments in only one or a very few industries, market sectors, types of companies or types of securities.

Such narrowness of exposure does have one "positive" result. A fund company offering a couple dozen different, narrowly focused funds has a strong chance of always having one or two of its funds on the most recent quarter's "top performer" lists. These "winning" funds change continuously, of course, so this approach has the effect of requiring the investor to assemble an effectively diversified portfolio appropriate to the investor's specific needs. And it strongly implies that the route to investment success lies in deftly dancing among such narrow, specialty funds quarter-to-quarter and year-to-year to be in the "right" ones at the "right" times.

Most investors know better; those who don't soon learn. The only winner in such games is "the house," meaning either or both the fund company and/or its representative. The Ultra Series Funds are not designed to appear on short term "top performer" lists, or to create undue investor excitement, or to force high investment turnover. They are designed to deliver very good long term investment result to diligent investors, safely, consistently and honestly. We expect to continue to do so through the rest of this century and beyond, whether or not the near term market environment is more challenging than we have seen in the last few very rewarding years.

Respectfully,

/s/  Lawrence R. Halverson

Lawrence R. Halverson, CFA
Senior Vice President

              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Capital Appreciation Stock Fund compared to several indexes. $10,000 invested on the inception date of January 3, 1994 would have the following value as of December 31, 1996.

         Capital Appreciation Stock Fund*..............................$16,741
         S&P 500 Stock Index...........................................$17,128
         Lipper Average**..............................................$15,283
         Consumer Price Index..........................................$10,865

The scale on this chart is different from the scale on the other charts in this report because the fund's inception date is January 3, 1994.

-------------------------------------------------------------------------
         Average Annual Total Return Through December 31, 1996
-------------------------------------------------------------------------
---------------------------------- ---------- ---------- ----------------
                                      One       Five     Since Inception
                                     Year       Years        of Fund
---------------------------------- ---------- ---------- ----------------
---------------------------------- ---------- ---------- ----------------
Capital Appreciation Stock          21.44%       N/A         18.74%
Fund***                             22.94%       N/A         19.65%
S&P 500 Stock Index                 18.13%       N/A         16.37%
Lipper Average**                      3.31%      N/A           2.95%
Consumer Price Index
---------------------------------- ---------- ---------- ----------------

TEN LARGEST HOLDINGS (% of Portfolio)
EMC Corp................... 4.2%    Glaxo Wellcome - ADR.... 3.0%
Airtouch Communications, Inc. 3.8%  Mutual Risk Management Ltd. 3.0%
Wang Laboratories, Inc..... 3.7%    Aetna Life & Casualty Co. 2.9%
U.S. West Media Group...... 3.6%    Telefonos deMexico SP
Owens Illinois, Inc........ 3.3%        ADR - CI L...........2.8%
                                    WMX Technologies, Inc... 2.7%

At this place, the shareholder report contains a pie chart showing a portfolio mix of 4.1% in short-term investments and 95.9% in common stocks.

    * Capital Appreciation Stock Fund returns on the graph are from inception, January 3, 1994. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1996.

  **Lipper Performance Summary Average for Capital Appreciation Stock Funds represents the average annual total return of all the underlying Capital Appreciation Stock Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

***.These  returns  are after all  charges  at the  mutual  fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Capital Appreciation Stock Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 38.

Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1996 Performance
                         Capital Appreciation Stock Fund

Investment Objective: Seeks a high level of long-term growth of capital by investing in common stocks, including those of smaller companies and companies undergoing significant change.

Management's Discussion: The U.S. stock market turned in another strong year of performance, led by the large capitalization "blue chip" stocks. The Capital Appreciation Stock Fund's investment approach of staying invested in reasonably valued companies across the small, middle and large capitalization segments of the equity market caused the Fund's return to lag the more widely cited "big cap" market indexes. The Fund did, however, outperform the middle and small capitalization indexes and substantially outperformed the average of funds with the same investment objective:


USF Capital Appreciation Stock Fund                            21.4%

Russell 2000 Index (Small capitalization stocks)               16.5%
Standard & Poor's 400 Index (Middle capitalization stocks)     19.3%
Russell 1000 Index (Large capitalization stocks)               22.1%
Standard & Poor's 500 Index (Large capitalization stocks)      22.9%

Lipper Average of Capital Appreciation Funds                   17.1%


The Fund's results benefited from strong performance in the technology sector, which was our most heavily weighted sector during 1996. Technology holdings averaged 15.8% of Fund equities during the year compared to an 11.2% weight in the S&P 500. In addition, the Fund's technology holdings appreciated by approximately 60.7% during the year, as compared to a return of 42.5% for the S&P 500's technology sector. Another strong contributor to the Fund's results relative to the S&P 500 was the performance of its energy holdings. The Fund's energy sector appreciated by approximately 36.9% during the year versus a 25.6% return for the S&P 500's energy sector. The Fund's weakest performing sectors during 1996 were the capital goods and consumer cyclical sectors.

The Capital Appreciation Stock Fund enters 1997 with overweighted technology, health care and consumer staples sectors. The basic materials, capital goods and utilities sectors are presently underweighted relative to the S&P 500, and the remaining sector groups carry approximately a market weight. While our sector weights often differ from those of the S&P 500, these weightings reflect the types of stocks we are finding that appear most attractive; we do not attempt to make general judgments about the relative prospects of various broad economic sectors. We do, however, ensure that our portfolios remain well diversified across economic sectors.

The recent performance of financial assets like those in the Fund has been far above the long-term averages. One should not expect returns of this magnitude to persist indefinitely. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Capital Appreciation Stock Fund.

Annette E. Hellmer, CFA                    Lawrence R. Halverson, CFA
Investment Officer                         Senior Vice President
CIMCO Inc.                                 CIMCO Inc.

                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Growth and Income Stock Fund compared to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following value as of December 31, 1996.

         Growth and Income Stock Fund*                                 $50,729
         S&P 500 Stock Index                                           $64,578
         Lipper Average**                                              $53,541
         Consumer Price Index                                          $15,041


-----------------------------------------------------------------------
        Average Annual Total Return Through December 31, 1996
-----------------------------------------------------------------------
-------------------------------- ------------ ------------ ------------
                                     One         Five          Ten
                                    Year         Years        Years
-------------------------------- ------------ ------------ ------------
-------------------------------- ------------ ------------ ------------
Growth and Income Stock Fund***    22.02%       14.84%       13.72%
S&P 500 Stock Index                22.94%       15.20%       15.28%
Lipper Average**                   19.60%       16.02%       15.34%
Consumer Price Index                 3.31%        2.90%        3.71%
-------------------------------- ------------ ------------ ------------


TEN LARGEST HOLDINGS (% of Portfolio)
International Business .........    EMC Corp................ 3.3%
 ....Machines Corp.......... 4.6%    Bristol-Myers Squibb Co. 3.1%
Glaxo Wellcome - ADR....... 4.0%    U.S. West Media Group... 3.0%
WMX Technologies, Inc...... 3.7%    Allstate Corporation.... 2.7%
Columbia/HCA Healthcare Corp.. 3.5% Nabisco Holdings
Aetna Life & Casualty Co... 3.4%        Corp - Class A...... 2.5%

At this place, the shareholder report contains a pie chart showing a portfolio mix of 5.1% in short-term investments and 94.9% in common stocks.

    * Growth and Income Stock Fund returns on the graph are from inception, January 3, 1985. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1996.

  **The Lipper Performance Summary Average for Growth and Income Stock Funds represents the average annual total return of all the underlying Growth and Income Stock Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

*** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Growth and Income Stock Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 39.

Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1996 Performance
                          Growth and Income Stock Fund

Investment Objective: Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in common stocks of companies with financial and market strengths and long-term records of performance.

Management's Discussion: The U.S. stock market turned in another strong year of performance, led by the large capitalization "blue chip" stocks. The Growth and Income Stock Fund's investment approach of staying invested in reasonably valued stocks of generally larger companies in various economic sectors resulted in Fund performance that was generally in line with the more widely cited "big cap" market indexes. The Fund did, however, outperform the average of funds with the same investment objective:


USF Growth and Income Stock Fund                                     22.0%

Russell 2000 Index (Small capitalization stocks)                     16.5%
Standard & Poor's 400 Index (Middle capitalization stocks)           19.3%
Russell 1000 Index (Large capitalization stocks)                     22.1%
Standard & Poor's 500 Index (Large capitalization stocks)            22.9%

Lipper Average of Growth and Income Funds                            21.1%


The Fund's results benefited from strong performance in the technology sector. The Fund's technology holdings appreciated by approximately 68.3% during the year, as compared to a return of 42.5% for the S&P 500's technology sector. Another strong contributor to the Fund's results relative to the S&P 500 was the performance of its health care holdings. The Fund's health care sector appreciated by approximately 27.5% during the year versus a 21.3% return for the S&P 500's health care sector. The Fund's weakest performing sectors during 1996 were the capital goods and consumer cyclical sectors.

The Growth and Income Stock Fund enters 1997 with overweighted technology, health care and consumer staples sectors. The finance, capital goods and basic materials sectors are presently underweighted relative to the S&P 500, and the remaining sector groups carry approximately a market weight. While our sector weights often differ from those of the S&P 500, these weightings reflect the types of stocks we are finding that appear most attractive; we do not attempt to make general judgments about the relative prospects of various broad economic sectors. We do, however, ensure that our portfolios remain well diversified across economic sectors.

The recent performance of financial assets like those in the Fund has been far above the long-term averages. One should not expect returns of this magnitude to persist indefinitely. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Growth and Income Stock Fund.

Annette E. Hellmer, CFA                  Lawrence R. Halverson, CFA
Investment Officer                       Senior Vice President
CIMCO Inc.                               CIMCO Inc.

                       BALANCED FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Balanced Fund compared to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following value as of December 31, 1996.

         Balanced Fund*                                                 $36,894
         Synthetic Index**                                              $40,438
         Lipper Average***                                              $37,570
         Consumer Price Index                                           $15,041


------------------------------------------------------------------------
         Average Annual Total Return Through December 31, 1996
------------------------------------------------------------------------
------------------------------- ------------ ------------- -------------
                                    One          Five          Ten
                                   Year         Years         Years
------------------------------- ------------ ------------- -------------
------------------------------- ------------ ------------- -------------
Balanced Fund****                 10.79%         9.74%        10.46%
Synthetic Index                   12.73%        10.11%        10.89%
Lipper Average***                 12.82%        10.84%        11.66%
Consumer Price Index                3.31%        2.90%         3.71%
------------------------------- ------------ ------------- -------------


At this place, the shareholder report contains a pie chart showing a portfolio mix of 10.3% in short-term investments, 15.1% in government and agency bonds, 29.4% in corporate bonds, and 45.2% in common stocks.


   * Balanced Fund returns on the graph are from inception, January 3, 1985. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1996.

   **The Synthetic Index represents the average annual total returns of a portfolio which was annually readjusted to 45% Standard and Poor's 500, 40% Lehman Intermediate Government/Corporate Index, and 15% 90-Day Treasury Bills.

  ***The Lipper  Performance  Summary Average for Balanced Funds  represents the average annual total return of all the underlying Balanced Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

 ****These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Balanced Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 40.

Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1996 Performance
                                  Balanced Fund

Investment Objective: Seeks a high total return through the combination of income and capital growth by investing in common stocks of the type owned in the Growth and Income and Capital Appreciation Stock Funds, bonds of the type owned in the Bond Fund and money market instruments of the type owned in the Money Market Fund.

Management's Discussion: The U. S. stock market turned in another very good year in 1996, but erratically rising interest rate levels throughout the year kept bond returns to modest levels. The Balanced Fund's conservative investment approach of staying invested in a diversified portfolio of reasonably valued stocks, bonds and money market instruments allowed it to advance nicely in 1996, but at a slightly lower rate than common market indexes and the average of similar funds:

          USF Balanced Fund                                    10.8%
          Synthetic Index*                                     12.4%
          Lipper Average of Balanced Funds                     12.6%

* 45% Standard & Poor's 500, 40% Lehman Intermediate Government/Corporate Index and 15% 90-day U. S. Treasury bills.

The key operating factors causing a difference between the Balanced Fund's return and that of the synthetic index were Fund expenses, which amounted to
 .65% of Fund assets in 1996, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs.

In addition, although the indexes used in the synthetic index better represent the types of securities owned in the Balanced Fund than any other single stock and bond indexes, the Balanced Fund generally invests in some stocks of smaller capitalization companies than those represented in the Standard & Poor's 500, and it invests in some bonds of longer duration than those represented in the Lehman Intermediate Government/Corporate Index. These differences typically provide higher returns to the Fund, but that was not the case in 1996's historically unique market environment. Management's discussions of performance of the Bond, Growth and Income Stock and Capital Appreciation Stock Funds provide descriptions of various portfolio management activities which were also employed in the Balanced Fund, leading to positive and negative variances in Fund performance relative to the indexes.

The difference between the Balanced Fund's 1996 performance and that of the average balanced fund in the Lipper universe was primarily attributable to the long-standing difference in the mix of stocks, bonds and money market investments. The average balanced fund has a greater proportion of its assets invested in stocks and less in bonds and money markets than does the Ultra Series Balanced Fund. This reflects the more aggressive management style of the average fund, or the more conservative structure of the Ultra Series Balanced Fund. This difference has resulted in somewhat lower total returns for the Balanced Fund, but it also very favorably impacts the Balanced Fund's stability of returns, a common measure of investment risk. According to Morningstar, the Balanced Fund's historic risk level is less than 60% of that of the average balanced fund. This substantial reduction in risk makes the Balanced Fund an attractive investment for conservative investors. More risk tolerant Balanced Fund investors may direct a portion of their investments to one or more of the stock funds, providing more stability and higher returns for the overall account than might be obtained from the average balanced fund.

In spite of the modest returns provided in the bond markets, 1996 was another year of above average overall investment market returns. One should not expect returns of this magnitude to persist indefinitely. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Balanced Fund.

Lawrence R. Halverson, CFA   Annette E. Hellmer, CFA   Joseph L. Gogola, CFA
Senior Vice President        Investment Officer        Senior Investment Officer
CIMCO Inc.                   CIMCO Inc.                CIMCO Inc.

                         BOND FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Bond Fund compared to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following values as of December 31, 1996.

         Bond Fund*                                                    $27,312
         Lehman Brothers Intermediate
                  Government/Corporate Bond Index                      $28,603
         Lipper Average**                                              $24,512
         Consumer Price Index                                          $15,041


--------------------------------------------------------------------------
          Average Annual Total Return Through December 31, 1996
--------------------------------------------------------------------------
-------------------------------- ------------- ------------- -------------
                                     One           Five          Ten
                                     Year         Years         Years
-------------------------------- ------------- ------------- -------------
-------------------------------- ------------- ------------- -------------
Bond Fund***                        2.86%         6.11%         7.51%
Lehman Brothers Intermediate
   Govt./Corporate Bond Index       4.06%         6.53%         7.91%
Lipper Average**                    1.77%         6.69%         7.92%
Consumer Price Index                3.31%         2.90%         3.71%
-------------------------------- ------------- ------------- -------------


At this place, the shareholder report contains a pie chart showing a portfolio mix of 3.1% short-term investments, 26.4% in government and agency bonds, and 70.5% in corporate bonds.

    * Bond Fund returns on the graph are from inception, January 3, 1985. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1996.

  **The Lipper  Performance  Summary average for  Short/Intermediate  Investment
    Grade Funds represents the average annual total return of all the underlying Short/Intermediate Investment Grade Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

*** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Bond Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 41.

Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1996 Performance
                                    Bond Fund

Investment Objective: Seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed income securities with maturities of up to 30 years. It emphasizes intermediate-term securities.

Management's Discussion: The bond market provided much lower returns to investors in 1996 than the exceptional returns of 1995. This reflected the year-long, erratic rise in interest rate levels, which had the effect of lowering the market prices of existing bonds. For example, the long U.S. Treasury bond started the year at a yield of 5.95% and closed year at 6.64%, producing an approximately 10% decline in the value of the bond. Adding the interest income to this loss of principal value produced approximately a -3.5% rate of return (i.e., a small net loss) for the year. The Bond Fund's conservative investment approach of emphasizing intermediate maturity bonds allowed the Fund to avoid the risk inherent in long term bonds, providing investors with a modest positive total return:

USF Bond Fund                                                      2.9%
Lehman Brothers Government/Corporate Index                         2.9%
Lehman Brothers Intermediate Government/Corporate Bond Index       4.0%
Lipper Average of Bond Funds                                       3.2%

The key factors causing a difference between the Bond Fund's return and that of the indices were Fund expenses, which amounted to .65% of Fund assets, and transaction costs. Market indices are not actual investment funds and do not incur expenses or transaction costs. Without operating expenses and transaction costs, the Fund's return would have exceeded the Lehman Government/Corporate Bond Index.

In the rising interest rate environment of 1996, the Fund's performance relative to the Lehman Intermediate Government/Corporate index was negatively affected by its slightly longer duration (4.9 versus 3.3). Positively impacting performance was the greater use of higher return corporate bonds than the index. The Fund also increased its holdings of mortgage-backed securities, a stabilizing influence on return in 1996.

The performance of the 1996 intermediate term investment grade bond market was modestly below the long-term average return of this financial asset class. We see no reason why the future performance of the broad bond market will not be in line with the long-term average return. A greater risk to the investor's future performance is "sitting on the sidelines" or following an undiversified investment program, rather than continuing to accumulate a diversified portfolio of quality and value-priced securities including those of the type held in the Bond Fund.

Joseph L. Gogola, CFA                         Lawrence R. Halverson, CFA
Senior Investment Officer                     Senior Vice President
CIMCO Inc.                                    CIMCO Inc.

                     TREASURY 2000 FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Treasury 2000 Fund compared to several indexes. $10,000 invested on the inception date of July 28, 1988 would have the following value as of December 31, 1996.

         Treasury 2000 Fund*...........................................$23,876
         Lipper Average**..............................................$24,075
         Lehman Brothers Intermediate Treasury Bond Index..............$20,204
         Consumer Price Index..........................................$14,058


 --------------------------------------------------------------------------
           Average Annual Total Return Through December 31, 1996
 --------------------------------------------------------------------------
 ---------------------------------- ---------- ----------- ----------------
                                       One        Five          Since
                                      Year       Years      Inception of
                                                                Fund
 ---------------------------------- ---------- -----------
 ---------------------------------- ---------- ----------- ----------------
 Treasury 2000 Fund***                2.10%      7.42%          10.78%
 Lipper Average**                     1.25%      8.45%           8.85%
 Lehman Brothers Intermediate
 Treasury                             3.86%      6.20%           8.24%
     Bond Index                       3.31%      2.90%           3.56%
 Consumer Price Index
 ---------------------------------- ---------- ----------- ----------------


    * Treasury 2000 Fund returns on the graph are from inception, July 28, 1988. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1996.

  **The Lipper Performance Summary Average for Target Maturity Funds represents the average annual total return of all the underlying Target Maturity Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service. The Lipper Performance Summary Average for Target Maturity Funds covers the period from January 1, 1988 to December 31, 1996. This is not exactly the same time frame as the Treasury 2000 Fund which began on July 29, 1988.

*** These return are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Treasury 2000 Fund expenses have been .45% annually, that is, approximately $45 for $10,000 invested during the entire year.

Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1996 Performance
                               Treasury 2000 Fund

Investment Objective: Seeks safety of capital and a relatively predictable payout upon Portfolio Maturity, primarily by investing in Stripped Treasury Securities.

Management's Discussion: The bond market provided much lower returns to investors in 1996 than the exceptional returns of 1995. The Treasury 2000 Fund's investment approach of remaining invested exclusively in U.S. Treasury Strips or similar zero coupon securities with a maturity date of November 15, 2000 produced a return in line with the Fund's duration.


           USF Treasury 2000 Fund                                       2.1%
           Lehman Intermediate Treasury Bond Index                      4.0%
           Lipper Average of Target Maturity Funds                      0.9%


The Fund's longer duration (3.7 versus 3.0 for the index) during a year of volatile and rising interest rates had a negative impact on return. Similarly, the average target maturity fund in the Lipper average had a longer duration, even longer than the Fund's, producing an even lower return for this "peer group average" in 1996.

Additional factors influencing Fund returns relative to the market index were Fund expenses, which amounted to .45% of Fund assets in 1996, and transactions costs. Market indices are not actual investment funds and do not bear either expenses or transaction costs.

Between now and the November 15, 2000, maturity and distribution date, the Fund's returns will reflect changes in market interest rate levels, but will be primarily impacted by the appreciation of the Fund's investment securities to their face value at maturity.

The performance of financial assets like those in the Fund was somewhat below the long-term averages. We see no reason why the future performance of the broad bond market will not be in line with the long-term average return. A greater risk to the investor's future performance is "sitting on the sidelines " or following an undiversified investment program, rather than continuing to accumulate a diversified portfolio of quality and value-priced securities including those of the type held in the Treasury 2000 Fund.

Joseph L. Gogola, CFA                           Lawrence R. Halverson, CFA
Senior Investment Officer                       Senior Vice President
CIMCO Inc.                                      CIMCO Inc.



                                                         ULTRA SERIES FUND
                                                Statement of Assets and Liabilities
                                                         December 31, 1996


                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
Assets:                                   Stock Fund        Fund           Fund            Fund           Fund           Fund
                                          ----------        ----           ----            ----           ----           ----
Investments in securities, at value,
   (note 2)-see accompanying schedule
   (cost $86,149,857)                  $99,257,406    $        --    $         --   $         --   $         --  $           --
   (cost $195,704,851)                          --    234,433,573              --             --             --              --
   (cost $177,868,978)                          --             --     193,469,283             --             --              --
   (cost $26,049,732)                           --             --              --     26,144,779             --              --
   (cost $21,019,331)                           --             --              --             --     21,019,331              --
   (cost $1,388,086)                            --             --              --             --             --       1,585,290
  Receivable for securities sold           556,544        453,046         267,730             --             --              --
  Accrued interest receivable               18,614          9,180       1,378,366        441,478          5,668              --
  Accrued dividends receivable             128,297        447,009         153,501             --             --              --
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total assets                        99,960,861    235,342,808     195,268,880     26,586,257     21,024,999       1,585,290
                                       -----------    -----------     -----------     ----------     ----------      ----------

Liabilities:
  Payable for securities purchased       1,234,318      2,376,550         437,598             --             --              --
  Dividends payable                             --             --              --             --          2,750              --
  Accrued expenses                          52,710        125,485         106,408         14,334         11,262             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total liabilities                    1,287,028      2,502,035         544,006         14,334         14,012             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
Net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Represented by:
 Capital stock, par value $.01             $67,593       $109,196        $127,374        $25,731       $210,110          $1,834
 Additional paid-in capital             85,416,504    193,792,032     178,833,180     26,433,111     20,800,877       1,385,703
 Undistributed net investment income        14,253         69,558          94,881         18,034             --              --
 Undistributed net realized gain(loss)
  on investments                            67,934        141,265          69,134             --             --              --
 Unrealized appreciation (depreciation)
   on investments                       13,107,549     38,728,722      15,600,305         95,047             --         197,204
                                       -----------    -----------     -----------     ----------     ----------      ----------

Total net assets - representing
net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Number of shares issued and
 outstanding (note 5)                    6,759,264     10,919,647      12,737,422      2,573,070     21,010,987         183,351
                                       ===========    ===========     ===========     ==========     ==========      ==========
Net asset value per share of
outstanding capital stock(note 2)           $14.60         $21.32          $15.29         $10.33          $1.00           $8.64
                                       ===========    ===========     ===========     ==========     ==========      ==========

See accompanying notes to financial statements.


                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                     Investments in Securities
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    4.7%
   Coca-Cola Co.                                         A-1+/P-1         5.69%        Jan 09, 1997     $1,000,000        $998,756
   Merrill Lynch Capital Markets                         A-1+/P-1         5.72%        Jan 21, 1997      1,500,000       1,495,316
   Chase Manhattan - Cash Account                                         4.65%                          2,140,155       2,140,155
                                                                                                                         ---------
     TOTAL SHORT-TERM INVESTMENTS                                                                                       $4,634,227
                                                                                                                         ---------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               95.9%

Forest Products/Paper:                       2.1%
   Champion International Corp.                                                                             22,150        $957,987
   Georgia Pacific Corp.                                                                                     4,800         345,600
   Potlatch Corporation                                                                                      9,700         417,100
   Union Camp Corp.                                                                                          7,500         358,125
                                                                                                                          --------
     Forest Products/Paper total                                                                                         2,078,812
                                                                                                                          --------

Insurance:                                   4.5%
   Aetna, Inc.                                                                                              35,800       2,864,000
   Allstate Corporation                                                                                     26,402       1,528,015
                                                                                                                          --------
     Insurance total                                                                                                     4,392,015
                                                                                                                          --------

Banks:                                       1.3%
   Bankers Trust New York Corp.                                                                             14,400       1,242,000
                                                                                                                          --------

Investment Banking/Brokerage:                9.0%
   A. G. Edwards, Inc.                                                                                      47,700       1,603,912
   Dean Witter Discover & Company                                                                           11,200         742,000
   Everest Reinsurance Holdings, Inc.                                                                       42,900       1,233,375
   Mutual Risk Management Ltd.                                                                              78,833       2,916,820
   Salomon Inc.                                                                                             51,100       2,408,088
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  8,904,195
                                                                                                                          --------

Drugs/Health Care:                           9.7%
   Bristol-Myers Squibb Co.                                                                                 16,700       1,816,125
   Centocor Inc.***                                                                                         42,300       1,512,225
   Glaxo Wellcome PLC - ADR                                                                                 92,900       2,949,575
   Healthsource, Inc.***                                                                                    46,000         603,750
   MedPartners, Inc.***                                                                                     59,252       1,244,292
   Pharmacia & Upjohn, Inc.                                                                                 35,700       1,414,613
                                                                                                                          --------
     Drugs/Health Care total                                                                                             9,540,580
                                                                                                                          --------

Hospital Management/Supplies:                2.2%
   Biomet, Inc.                                                                                             45,800         692,725
   Columbia/HCA Healthcare Corp.                                                                            37,100       1,511,825
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,204,550
                                                                                                                          --------

Retail-Discount:                             2.9%
   Price/Costco, Inc.***                                                                                    72,200       1,814,025
   Wal-Mart Stores, Inc.                                                                                    47,600       1,088,850
                                                                                                                          --------
     Retail-Discount total                                                                                               2,902,875
                                                                                                                          --------

Media:                                       4.3%
   Banta Corporation                                                                                        43,600         997,350
   Cognizant Corp.                                                                                          15,700         518,100
   Dun & Bradstreet Corp.                                                                                   15,700         372,875
   K-III Communications, Inc.***                                                                           222,100       2,387,575
                                                                                                                          --------
     Media total                                                                                                         4,275,900
                                                                                                                          --------

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Foods - Products & Service:                  6.5%
   General Mills Inc.                                                                                       21,500      $1,362,563
   Hudson Foods, Inc.                                                                                       39,900         758,100
   Nabisco Holdings Corp. - Class A                                                                         38,200       1,485,025
   Sara Lee Corp.                                                                                           34,100       1,270,225
   Tyson Foods, Inc. - Class A                                                                              44,700       1,530,975
                                                                                                                          --------
     Foods - Products & Service total                                                                                    6,406,888
                                                                                                                          --------

Auto-Related:                                2.4%
   General Motors Corporation                                                                               16,500         919,875
   Jason, Inc.***                                                                                           87,400         568,100
   Strattec Security Corp.***                                                                               50,250         917,063
                                                                                                                          --------
     Auto-Related total                                                                                                  2,405,038
                                                                                                                          --------

Apparel/Textile:                             0.7%
   Nine West Group, Inc.***                                                                                 14,500         672,438
                                                                                                                          --------

Office Equipment/Computers:                  12.9%
   Alphanet Solutions, Inc.***                                                                              36,900         590,400
   Amdahl Corp.***                                                                                         116,200       1,408,925
   EMC Corp.***                                                                                            125,500       4,157,188
   International Business Machines Corp.                                                                    12,050       1,819,550
   Seagate Technology, Inc.***                                                                              25,400       1,003,300
   Wang Laboratories, Inc.***                                                                              182,500       3,695,625
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   12,674,988
                                                                                                                         ---------

Electronics-Semiconductors:                  1.5%
   Dallas Semiconductor Corporation                                                                         33,000         759,000
   Micron Technology, Inc.***                                                                               23,700         690,262
                                                                                                                          --------
   Electronics-Semiconductors total                                                                                      1,449,262
                                                                                                                          --------

Electronics:                                 1.2%
   Texas Instruments, Inc.                                                                                  18,100       1,153,875
                                                                                                                          --------

Pollution Control:                           2.7%
   WMX Technologies, Inc.                                                                                   81,900       2,671,988
                                                                                                                          --------

Oil/Oil Service:                             6.2%
   Exxon Corp.                                                                                               8,400         823,200
   Occidental Petroleum Corp.                                                                               82,500       1,928,437
   Schlumberger, Ltd.                                                                                        5,800         579,275
   Unocal Corp.                                                                                             22,700         922,188
   USX-Marathon Group                                                                                       78,400       1,871,800
                                                                                                                          --------
     Oil/Oil Service total                                                                                               6,124,900
                                                                                                                          --------

Natural Gas-Diversified:                     1.1%
   Belden & Blake Corp.***                                                                                  43,900       1,119,450
                                                                                                                          --------

Containers:                                  3.3%
   Owens Illinois, Inc.***                                                                                 143,500       3,264,625
                                                                                                                          --------

Chemicals:                                   1.1%
   Dow Chemical Company                                                                                      4,600         360,525
   Lyondell Petrochemcial Company                                                                           32,500         715,000
                                                                                                                          --------
     Chemicals total                                                                                                     1,075,525
                                                                                                                          --------

Transportation:                              1.2%
   Delta Air Lines, Inc.                                                                                     6,400         453,600
   Hunt (JB) Transport Services, Inc.                                                                       29,300         410,200
   Midwest Express Holdings, Inc.***                                                                         9,700         349,200
                                                                                                                          --------
   Transportation total                                                                                                  1,213,000

                                                                                                                          --------
                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Telecommunications:                          12.4%
   Aerial Communications, Inc.***                                                                           66,000        $536,250
   Airtouch Communications, Inc.***                                                                        146,600       3,701,650
   Cox Communications, Inc.***                                                                              73,100       1,690,438
   Telefonos deMexico SP ADR - Cl L                                                                         82,900       2,735,700
   U.S.  West Media Group***                                                                               192,000       3,552,000
                                                                                                                         ---------
     Telecommunications total                                                                                           12,216,038
                                                                                                                         ---------

Utilities-Telephone:                         2.6%
   Ameritech Corporation                                                                                    18,800       1,139,750
   Bell Atlantic Corporation                                                                                22,150       1,434,212
                                                                                                                          --------
     Utilities-Telephone total                                                                                           2,573,962
                                                                                                                          --------

Utilities-Electric:                          0.7%
   Pacific Gas & Electric Company                                                                           30,900         648,900
                                                                                                                          --------

Diversified Companies:                       1.2%
   Rockwell International Corporation                                                                       18,600       1,132,275
                                                                                                                          --------

Miscellaneous:                               2.3%
   Interim Services, Inc.***                                                                                64,200       2,279,100
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST: $81,515,630)                                                                                               $94,623,179
                                                                                                                        ----------

     TOTAL INVESTMENTS, CAPITAL APPRECIATION
     STOCK FUND (COST: $86,149,857)                                                                                    $99,257,406
                                                                                                                        ==========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $86,149,857. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...............$15,471,798
 Gross unrealized depreciation...............(2,364,249)
                                               ---------
 Net unrealized appreciation.................$13,107,549
                                               =========
***This Security is not income producing.

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    5.8%
   Associates Corp of North America                       A-1+/P-1        5.32%       Feb 18, 1997      $3,000,000      $2,984,928
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997       1,000,000         989,784
   Ford Motor Credit Company                              A-1/P-1         5.42%       Feb 10, 1997       2,000,000       1,988,244
   General Electric Capital Corporation                   A-1+/P-1        5.43%       Feb 04, 1997       2,900,000       2,888,415
   Interstate Power Co.                                   A-1/P-1         5.45%       Jan 09, 1997         800,000         799,052
   Madison Gas & Electric                                 A-1+/P-1        5.57%       Jan 15, 1997       1,000,000         997,874
   Chase Manhattan - Cash Account                                         4.65%                          2,908,315       2,908,315
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                  $13,556,612
                                                                                                                        ----------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               94.9%

Forest Products/Paper:                       1.6%
   Champion International Corp.                                                                             44,800      $1,937,600
   Georgia Pacific Corp.                                                                                    11,600         835,200
   Louisiana - Pacific Corporation                                                                          43,500         918,938
   Union Camp Corp.                                                                                         18,000         859,500
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,551,238
                                                                                                                          --------

Insurance:                                   6.9%
   Aetna Inc.                                                                                               98,500       7,880,000
   Allstate Corporation                                                                                    107,219       6,205,300
   Everest Reinsurance Holdings, Inc.                                                                       68,800       1,978,000
                                                                                                                         ---------
     Insurance total                                                                                                    16,063,300
                                                                                                                         ---------

Banks:                                       1.4%
   Bankers Trust New York Corp.                                                                             36,800       3,174,000
                                                                                                                          --------

Investment Banking/Brokerage:                4.2%
   A. G. Edwards, Inc.                                                                                      74,100       2,491,612
   Dean Witter Discover & Company                                                                           38,500       2,550,625
   Salomon Inc.                                                                                             98,500       4,641,813
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  9,684,050
                                                                                                                          --------

Drugs/Health Care:                           11.1%
   Bristol-Myers Squibb Co.                                                                                 66,750       7,259,062
   Glaxo Wellcome PLC - ADR                                                                                289,800       9,201,150
   MedPartners, Inc.***                                                                                     78,185       1,641,885
   Pharmacia & Upjohn, Inc.                                                                                115,365       4,571,338
   United Healthcare Corp.                                                                                  70,000       3,150,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            25,823,435
                                                                                                                         ---------

Hospital Management/Supplies:                3.5%
   Columbia/HCA Healthcare Corp.                                                                           198,406       8,085,045
                                                                                                                          --------

Retail - Discount:                           3.5%
   Price/Costco, Inc.***                                                                                   113,500       2,851,687
   Wal-Mart Stores, Inc.                                                                                   229,400       5,247,525
                                                                                                                          --------
     Retail - Discount total                                                                                             8,099,212
                                                                                                                          --------

Retail - Drug:                               1.6%
   Revco D. S.,  Inc.***                                                                                    97,700       3,614,900
                                                                                                                          --------

Real Estate:                                 0.8%
   Highwood Properties, Inc.                                                                                57,500       1,940,625
                                                                                                                          --------


                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Media                                        3.7%
   Banta Corporation                                                                                        99,900      $2,285,212
   Cognizant Corp                                                                                           37,900       1,250,700
   Cox Communications, Inc.***                                                                             119,900       2,772,688
   Dun & Bradstreet Corp.                                                                                   92,900       2,206,375
                                                                                                                          --------
     Media total                                                                                                         8,514,975
                                                                                                                          --------

Foods - Products & Service:                  9.7%
   General Mills Inc.                                                                                       83,600       5,298,150
   Nabisco Holdings Corp. - Class A                                                                        150,300       5,842,912
   Sara Lee Corp.                                                                                          153,000       5,699,250
   Tyson Foods Inc.,  - Class A                                                                            168,800       5,781,400
                                                                                                                         ---------
     Foods - Products & Service total                                                                                   22,621,712
                                                                                                                         ---------

Auto-Related:                                2.9%
   Echlin, Inc.                                                                                             99,400       3,143,525
   General Motors Corporation                                                                               64,000       3,568,000
                                                                                                                          --------
     Auto-Related total                                                                                                  6,711,525
                                                                                                                          --------

Office Equipment/Computers:                  9.4%
   Amdahl Corp.***                                                                                         181,900       2,205,537
   EMC Corp.***                                                                                            229,900       7,615,438
   International Business Machines Corp.                                                                    70,950      10,713,450
   Seagate Technology, Inc.***                                                                              35,400       1,398,300
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   21,932,725
                                                                                                                         ---------

Electronics:                                 2.0%
   Texas Instruments, Inc.                                                                                  74,000       4,717,500
                                                                                                                          --------

Electrical Equipment:                        0.5%
   Grainger, (W.W.) Inc.                                                                                    15,000       1,203,750
                                                                                                                          --------

Pollution Control:                           3.7%
   WMX Technologies, Inc.                                                                                  262,700       8,570,588
                                                                                                                          --------

Oil/Oil Service:                             7.8%
   Amoco Corporation                                                                                        36,850       2,966,425
   Exxon Corp.                                                                                              42,100       4,125,800
   Occidental Petroleum Corp.                                                                              127,600       2,982,650
   Schlumberger, Ltd.                                                                                       10,650       1,063,668
   Texaco Inc.                                                                                              13,700       1,344,312
   Unocal Corp.                                                                                             53,800       2,185,625
   USX-Marathon Group                                                                                      149,600       3,571,700
                                                                                                                         ---------
     Oil/Oil Service total                                                                                              18,240,180
                                                                                                                         ---------

Containers:                                  2.0%
   Owens-Illinois, Inc.***                                                                                 200,300       4,556,825
                                                                                                                          --------

Chemicals:                                   0.8%
   Dow Chemical Company                                                                                     24,000       1,881,000
                                                                                                                          --------

Transportation:                              1.0%
   Delta Air Lines, Inc.                                                                                    24,100       1,708,088
   Hunt (JB) Transport Services, Inc.                                                                       45,800         641,200
                                                                                                                          --------
     Transportation total                                                                                                2,349,288
                                                                                                                          --------

Telecommunications:                          4.7%
   Airtouch Communications, Inc.                                                                           156,800       3,959,200
   U.S. West Media Group***                                                                                372,700       6,894,950
                                                                                                                         ---------
     Telecommunications  total                                                                                          10,854,150
                                                                                                                         ---------



                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Utilities-Telephone:                         6.1%
   Ameritech Corporation                                                                                    76,200      $4,619,625
   Bell Atlantic Corporation                                                                                87,150       5,642,963
   GTE Corp.                                                                                                87,300       3,972,150
                                                                                                                         ---------
     Utilities-Telephone total                                                                                          14,234,738
                                                                                                                         ---------

Utilities-Electric:                          2.7%
   Duke Power Company                                                                                       35,300       1,632,625
   Northern States Power Company                                                                            40,000       1,835,000
   Pacific Gas & Electric Company                                                                          130,100       2,732,100
                                                                                                                          --------
     Utilities-Electric total                                                                                            6,199,725
                                                                                                                          --------

Diversified Companies:                       3.1%
   Alexander & Baldwin, Inc.                                                                                57,800       1,445,000
   Rockwell International Corp.                                                                             95,400       5,807,475
                                                                                                                          --------
     Diversified Companies total                                                                                         7,252,475
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST:  $182,148,240)                                                                                            $220,876,961
                                                                                                                       -----------

     TOTAL INVESTMENTS, GROWTH AND
     INCOME STOCK FUND (COST: $195,074,851)**                                                                         $234,433,573
                                                                                                                       ===========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $195,074,851.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.........................$41,217,593
Gross unrealized depreciation.........................(2,488,871)
                                                       ----------
Net unrealized appreciation...........................$38,728,722
                                                       ==========
***This Security is not income producing.

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
BALANCED FUND INVESTMENTS:                  Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    7.5%
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997      $4,000,000      $3,946,947
   Ford Motor Credit Corporation                          A-1/P-1         5.42%       Jan 21, 1997       2,000,000       1,994,111
   General Electric Capital Corporation                   A-1+/P-1        5.41%       Jan 07, 1997       2,000,000       1,998,240
   Interstate Power Company                               A-1/P-1         5.45%       Jan 09, 1997       2,000,000       1,997,631
   John Deere Capital                                     A-1/P-1         5.44%       Feb 25, 1997       2,000,000       1,983,897
   Merrill Lynch Capital Markets                          A-1+/P-1        5.48%       Mar 05, 1997       2,000,000       1,981,415
   Chase Manhattan - Cash Account                                         4.65%                            747,560         747,560
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER/SAVINGS                                                                                    $14,649,801
                                                                                                                        ----------

Government Guaranteed - U.S.:                0.5%
   U.S. Treasury Bill                                                     5.29%       Feb 06, 1997       1,000,000         994,910
                                                                                                                          --------

Quasi-Government/Government Sponsored:       2.1%
   Federal Home Loan Bank Discount Notes                                  5.35%       Jan 23, 1997       2,000,000       1,993,632
   Federal Home Loan Bank Discount Notes                                  5.43%       Jan 03, 1997       2,000,000       1,999,417
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/
     GOVERNMENT SPONSORED                                                                                                3,993,049
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                           $19,637,760
                                                                                                                        ----------

                                             % Net        Quality        Coupon         Maturity             Par
Long-Term Investments:                      Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                8.0%
   U.S. Treasury Notes                                    AAA             8.500       Feb 15, 2000        $500,000        $534,063
   U.S. Treasury Notes                                    AAA             7.875       Nov 15, 1999         500,000         524,063
   U.S. Treasury Notes                                    AAA             7.125       Oct 15, 1998       1,000,000       1,020,313
   U.S. Treasury Notes                                    AAA             7.500       Nov 15, 2001       1,000,000       1,053,126
   U.S. Treasury Notes                                    AAA             7.875       Apr 15, 1998       1,000,000       1,023,751
   U.S. Treasury Notes                                    AAA             5.500       Apr 15, 2000         500,000         491,719
   U.S. Treasury Notes                                    AAA             7.125       Sep 30, 1999       1,000,000       1,027,501
   U.S. Treasury Notes                                    AAA             5.875       Feb 15, 2004         850,000         827,954
   U.S. Treasury Notes                                    AAA             5.750       Aug 15, 2003         700,000         679,219
   U.S. Treasury Notes                                    AAA             6.500       May 15, 2005       1,100,000       1,108,251
   U.S. Treasury Notes                                    AAA             6.500       Aug 15, 2005         700,000         705,032
   U.S. Treasury Notes                                    AAA             5.875       Nov 15, 2005       1,350,000       1,302,751
   U.S. Treasury Notes                                    AAA             6.875       May 15, 2006       1,000,000       1,031,251
   U.S. Treasury Notes                                    AAA             6.625       Jul 31, 2001       1,400,000       1,422,751
   U.S. Treasury Notes                                    AAA             6.375       May 15, 1999       2,000,000       2,018,126
   U.S. Treasury Notes                                    AAA             8.500       May 15, 1997         700,000         707,219
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED- U.S.
     (COST: $15,443,355)                                                                                               $15,477,090
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       7.1%
   Federal Home Loan Bank                                 AAA             5.440       Oct 15, 2003         620,000         583,363
   Federal Home Loan Bank                                 AAA             6.440       Jan 28, 2000         250,000         251,939
   FHLMC 1455 HA                                          AAA             7.900       Jun 15, 2021       3,344,000       3,503,445
   FHLMC 1378 H                                           AAA            10.000       Jan 15, 2021       2,250,000       2,534,328
   FNMA Pass Through Certificate                          AAA             8.000       Feb 01, 2002         102,447         105,281
   FNMA Pass Through Certificate                          AAA             8.400       Nov 25, 2019       1,600,000       1,660,696
   FNMA 1996 - M6 G                                       AAA             7.750       Sep 17, 1923       4,000,000       4,122,500
   Private Export Funding                                 AAA             5.500       Mar 15, 2001       1,000,000         970,211
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED (COST: $13,697,208)                                                                                     $13,731,763
                                                                                                                        ----------

Nonconvertible Corporate Bonds:              29.4%

Building Materials:                          0.2%
   Stanley Works                                          A-2/A           7.375       Dec 15, 2002        $250,000        $258,962
                                                                                                                          --------


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Drug/Health Care:                            1.1%
   Abbott Laboratories, Inc.                              AA-1/AAA        6.800       May 15, 2005        $500,000        $502,033
   American Home Products, Corp.                          A-2/A-          7.700       Feb 15, 2000       1,000,000       1,037,567
   Bergen Brunswig                                        BAA-1/A-        7.250       Jun 01, 2005         500,000         499,986
                                                                                                                          --------
     Drug/Health Care total                                                                                              2,039,586
                                                                                                                          --------

Electronics:                                 0.5%
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         500,000         485,306
   Texas Instruments, Inc.                                A-3             9.000       Mar 15, 2001         500,000         544,014
                                                                                                                          --------
     Electronics total                                                                                                   1,029,320
                                                                                                                          --------

Forest Products/Paper:                       2.1%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000         250,000         274,874
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005       1,550,000       1,547,580
   International Paper                                    A-3/A-          7.875       Aug 01, 2006         500,000         529,075
   Kimberly Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         750,000         810,952
   Weyerhaeuser Company                                   A-2/A           8.375       Feb 02, 2007         800,000         883,468
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,045,949
                                                                                                                          --------

Hospital Supplies:                            0.5
   Baxter International, Inc.                             A-3/A           7.625       Nov 15, 2002         250,000         259,984
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         700,000         700,323
                                                                                                                          --------
     Hospital Supplies total                                                                                               960,307
                                                                                                                          --------

Insurance/Casualty:                          0.3%
   Lincoln National Corp.                                 A-2/A           7.250       May 15, 2005         500,000         501,678
                                                                                                                          --------

Investment Banking/Brokerage:                3.0%
   Dean Witter Discover & Company                         A-2/A           6.250       Mar 15, 2000         200,000         198,847
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        6.875       Nov 01, 2005         300,000         292,808
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        5.625       Feb 15, 2016         500,000         479,550
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         650,000         617,070
   Merrill Lynch                                          AA-3/AA-        7.000       Mar 15, 2006       1,000,000         997,580
   Paine Webber Group                                     BAA-1/BBB+      6.750       Feb 01, 2006       1,000,000         956,406
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         650,000         653,322
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999       1,000,000       1,012,165
   Salomon Inc.                                           BAA-1/BBB       6.875       Dec 15, 2003         600,000         587,030
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  5,794,778
                                                                                                                          --------

Finance Co. - Consumer Loan:                 0.8%
   American General Finance                               A-1/A+          7.125       Dec 01, 1999         500,000         510,056
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005          500,000         505,046
   Norwest Financial Inc.                                 AA-3/AA-        7.875       Feb 15, 2002         500,000         526,512
                                                                                                                          --------
     Finance Co. - Consumer Loan total                                                                                   1,541,614
                                                                                                                          --------

Mortgage Related Securities:                 0.7%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024       1,500,000       1,305,720
                                                                                                                          --------

Cosmetics/Personal Care:                     0.1%
   Gillette Co.                                           AA-3/AA-        5.750       Oct 15, 2005         300,000         280,557
                                                                                                                          --------

Leisure Time                                 0.5%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006       1,000,000         992,867
                                                                                                                          --------

Media:                                       0.1%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep 01, 2000         250,000         272,311
                                                                                                                          --------

Publishing-News:                             0.3%
   Knight Ridder, Inc.                                    A-1/AA-         8.500       Sep 01, 2001         500,000         529,373
                                                                                                                          --------


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Retail-Department:                           1.1%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998        $500,000       $ 528,868
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006       1,000,000       1,022,370
   J. C. Penney Co.                                       A-1/A+          6.875       Jun 15, 1999         500,000         505,420
                                                                                                                          --------
     Retail-Department total                                                                                             2,056,658
                                                                                                                          --------

Foods-Products & Services:                   0.5%
   Archer Daniels Midland                                 AA-2/AA-        6.250       May 15, 2003         500,000         487,752
   Sysco Corporation                                      A-1/AA-         6.500       Jun 15, 2005         585,000         572,034
                                                                                                                          --------
     Foods-Products & Services total                                                                                     1,059,786
                                                                                                                          --------

Beverage/Confect/Tobacco:                    0.4%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         500,000         485,840
   Pepsico Inc.                                           A-1/A           6.125       Jan 15, 1998         250,000         251,062
                                                                                                                          --------
     Beverage/Confect/Tobacco total                                                                                        736,902
                                                                                                                          --------

Auto-Related:                                2.5%
   Borg-Warner Automotive                                 BAA-2/BBB+      7.000       Nov 01, 2006       1,150,000       1,140,339
   Ford Motor Company                                     A-1/A+          7.500       Nov 15, 1999         500,000         513,770
   Ford Motor Company                                     A-1/A+          6.125       Jan 09, 2006       1,000,000         937,336
   Ford Motor Company                                     A-1/A+          7.250       Oct 01, 2008       2,000,000       2,021,004
   General Motors Corporation                             A-3/A-          7.000       Jun 15, 2003         300,000         302,693
                                                                                                                          --------
Auto-Related total                                                                                                       4,915,142
                                                                                                                          --------

Hotel & Motel                                0.5%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007       1,000,000         982,090
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         500,000         484,350
                                                                                                                          --------

Electric Household Appliances:               0.1%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         250,000         282,283
                                                                                                                          --------

Finance-Diversified:                         0.3%
   Dow Capital B.V.                                       A-1/A           7.125       Jan 15, 2003         250,000         254,666
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002         250,000         257,987
                                                                                                                          --------
     Finance-Diversified total                                                                                             512,653
                                                                                                                          --------

Engineering/Construction Services:           0.5%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005       1,000,000         971,071
                                                                                                                          --------

Machinery/Tools:                             0.6%
   Giddings & Lewis                                       BA-1/BBB        7.500       Oct 01, 2005         500,000         496,229
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         700,000         689,728
                                                                                                                          --------
     Machinery/Tools total                                                                                               1,185,957
                                                                                                                          --------

Office Equipment/Computers:                  0.4%
   International Business Machines                        A-1/A           6.375       Jun 15, 2000         500,000         503,125
   Xerox Corporation                                      A-2/A           7.150       Aug 01, 2004         300,000         305,172
                                                                                                                          --------
     Office Equipment/Computers total                                                                                      808,297
                                                                                                                          --------

Telecommunications:                          0.3%
   Cox Communications                                     BAA-2/A-        6.875       Jun 15, 2005         500,000         493,592
                                                                                                                          --------

Oil/Oil Service:                             1.2%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         500,000         518,831
   Mobil Corporation                                      AA-2/AA         8.375       Feb 12, 2001         500,000         534,283
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         300,000         302,731
   Shell Canada, Ltd.                                     A-1/AA          8.875       Jan 14, 2001         500,000         543,510
   Union Oil California                                   BAA-2/BBB       7.200       May 15, 2005         500,000         505,833
                                                                                                                          --------
     Oil/Oil Service total                                                                                               2,405,188

                                                                                                                          --------
                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Pollution Control:                           0.8%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002        $350,000        $367,788
   WMX Technologies                                       A-1/A+          6.700       May 01, 2001       1,250,000       1,251,900
                                                                                                                          --------
     Pollution Control total                                                                                             1,619,688
                                                                                                                          --------

Chemicals:                                   0.6%
   PPG Industries, Inc.                                   A-1/A           6.875       Aug 01, 2005         500,000         502,296
   Union Carbide Corporation                              BBA-2/BBB       6.790       Jun 01, 2025         700,000         698,170
                                                                                                                          --------
     Chemicals total                                                                                                     1,200,466
                                                                                                                          --------

Specialty Chemicals:                         0.3%
   Praxair, Inc.                                          A-3/BBB+        6.850       Jun 15, 2005         500,000         495,477
                                                                                                                          --------

Transportation:                              4.0%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011       1,000,000       1,042,830
   Burlington Northern Inc.                               BAA-2/BBB       7.400       May 15, 1999         500,000         511,377
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007       1,542,601       1,636,850
   Federal Express                                        A-3/BBB+        7.890       Sep 28, 2008         500,000         521,680
   Federal Express - Series A-2                           A-3/BBB+        7.850       Jan 30, 2015       1,000,000       1,032,210
   Golden State Petroluem Transport Corp.                 BAA-2/BBB       8.040       Feb 01, 2019       2,000,000       1,987,420
   Union Pacific Co.                                      BAA-2/BBB       6.250       Mar 15, 1999         500,000         499,195
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,675
                                                                                                                          --------
     Transportation total                                                                                                7,742,237
                                                                                                                          --------

Aerospace/Defense:                           0.9%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001       1,250,000       1,262,832
   Rockwell International Corp.                           A-1/AA          7.625       Feb 17, 1998         500,000         508,772
                                                                                                                          --------
     Aerospace/Defense total                                                                                             1,771,604
                                                                                                                          --------

Utilities-Natural Gas Distribution:          0.4%
   Laclede Gas Co.                                        AA-3/AA-        6.250       May 01, 2003         700,000         685,017
                                                                                                                          --------

Utilities-Telephone:                         1.9%
   Alltel Corporation                                     A2/A+           7.250       Apr 01, 2004         500,000         508,852
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         250,000         251,875
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         350,000         344,658
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         500,000         487,678
   GTE-California                                         AA-3/AA-        6.250       Jan 15, 1998         250,000         250,922
   GTE Corporation                                        A-3/A-          9.100       Jun 01, 2003         500,000         560,810
   New England Telephone & Telegraph                      AA-2/AA-        4.625       Jul 01, 2005         572,000         489,454
   New York Telephone                                     A-2/A           6.500       Mar 01, 2005         500,000         490,460
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         250,000         272,446
                                                                                                                          --------
     Utilities-Telephone total                                                                                           3,657,155
                                                                                                                          --------

Utilities-Electric:                          1.3%
   Central Power & Light, Inc.                            A-2/A           6.000       Oct 01, 1997        250,000         250,141
   Consolidated Edison of New York, Inc.                  A-1/A+          6.250       Apr 01, 1998         300,000         300,626
   Florida Power Corp.                                    AA-3/AA-        6.000       Jul 01, 2003         400,000         384,169
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003        250,000         254,112
   Pacific Gas & Electric Co.                             A-2/A           6.250       Aug 01, 2003         300,000         291,620
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         500,000         493,169
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         500,000         514,272
                                                                                                                          --------
     Utilities-Electric total                                                                                            2,488,109
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.1%
   Burlington Resources Inc.                              A-3/A-          9.625       Jun 15, 2000         250,000         273,298
                                                                                                                          --------

Diversified Companies                        0.2%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         300,000         309,122
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Miscellaneous:                               0.1%
   Chrysler Buildings of New York                         A-1/A-          9.125       May 01, 1999        $250,000        $263,111
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $56,333,928)                                                                                         $56,952,275
                                                                                                                        ----------

                                             % Net
                                            Assets                                                         Shares            Value
Common Stocks:                               45.2%

Forest Products/Paper:                       0.9%
   Champion International Corp.                                                                             18,300        $791,475
   Georgia Pacific Corp.                                                                                     4,700         338,400
   Potlatch Corp                                                                                             7,000         301,000
   Union Camp Corp.                                                                                          7,300         348,575
                                                                                                                          --------
     Forest Products/Paper total                                                                                         1,779,450
                                                                                                                          --------

Insurance:                                   3.2%
   Aetna Inc.                                                                                               38,700       3,096,000
   Allstate Corporation                                                                                     37,457       2,167,824
   Everest Reinsurance Holdings, Inc.                                                                       36,200       1,040,750
                                                                                                                          --------
     Insurance total                                                                                                     6,304,574
                                                                                                                          --------

Banks:                                       0.7%
   Bankers Trust New York Corp.                                                                             14,700       1,267,875
                                                                                                                          --------

Investment Banking/Brokerage:                2.0%
   A. G. Edwards, Inc.                                                                                      35,800       1,203,775
   Dean Witter Discover & Company                                                                           11,200         742,000
   Salomon Inc.                                                                                             40,100       1,889,713
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  3,835,488
                                                                                                                          --------

Drugs/Health Care:                           5.5%
   Bristol-Myers Squibb Co.                                                                                 23,400       2,544,750
   Centocor Inc.***                                                                                         24,600         879,450
   Glaxo Wellcome PLC - ADR                                                                                106,000       3,365,500
   Healthsource, Inc.***                                                                                    30,900         405,562
   MedPartners, Inc.***                                                                                     39,404         827,484
   Pharmacia & Upjohn, Inc.                                                                                 43,335       1,717,149
   United Healthcare Corp.                                                                                  20,800         936,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            10,675,895
                                                                                                                         ---------

Hospital Management/Supplies:                1.5%
   Biomet, Inc.                                                                                             36,300         549,037
   Columbia/HCA Healthcare Corp.                                                                            56,100       2,286,075
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,835,112
                                                                                                                          --------

Retail-Discount:                             1.3%
   Price/Costco, Inc.***                                                                                    37,700         947,212
   Wal-Mart Stores, Inc.                                                                                    67,700       1,548,638
                                                                                                                          --------
     Retail-Discount total                                                                                               2,495,850
                                                                                                                          --------

Retail-Drug:                                 0.7%
   Revco D.S. Inc***                                                                                        36,400       1,346,800
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Media:                                       2.2%
   Banta Corporation                                                                                        38,000        $869,250
   Cognizant Corp                                                                                           12,800         422,400
   Cox Communications, Inc.***                                                                              65,900       1,523,938
   Dun & Bradstreet Corp                                                                                    12,800         304,000
   K-III Communications Corp                                                                               113,600       1,221,200
                                                                                                                          --------
     Media total                                                                                                         4,340,788
                                                                                                                          --------

Foods-Food Products:                         3.8%
   General Mills, Inc.                                                                                      30,800       1,951,950
   Nabisco Holdings Corp. - Class A                                                                         54,500       2,118,688
   Sara Lee Corp.                                                                                           34,300       1,277,675
   Tyson Foods, Inc. - Class A                                                                              59,500       2,037,875
                                                                                                                          --------
     Foods-Food Products total                                                                                           7,386,188
                                                                                                                          --------

Auto-Related:                                0.6%
   General Motors Corporation                                                                               21,200       1,181,900
                                                                                                                          --------

Office Equipment/Computers:                  5.5%
   Amdahl Corp.***                                                                                          89,300       1,082,762
   EMC Corp.***                                                                                            103,900       3,441,688
   International Business Machines Corp.                                                                    22,050       3,329,550
   Seagate Technology, Inc.***                                                                              18,800         742,600
   Wang Laboratories, Inc. ***                                                                             104,800       2,122,200
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   10,718,800
                                                                                                                         ---------

Electronics:                                 0.9%
   Micron Technology Inc.***                                                                                14,200         413,575
   Texas Instruments, Inc.                                                                                  19,700       1,255,875
                                                                                                                          --------
     Electronics total                                                                                                   1,669,450
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Grainger, (W. W.) Inc.                                                                                    7,000         561,750
                                                                                                                          --------

Pollution Control:                           1.6%
   WMX Technologies, Inc.                                                                                   98,050       3,198,880
                                                                                                                          --------

Oil/Oil Service:                             3.7%
   Amoco Corporation                                                                                        10,900         877,450
   Belden & Blake Corp.***                                                                                  32,000         816,000
   Exxon Corp.                                                                                              13,300       1,303,400
   Occidental Petroleum Corp.                                                                               55,600       1,299,650
   Schlumberger, Ltd.                                                                                        5,050         504,369
   Unocal Corp                                                                                              21,300         865,312
   USX-Marathon Group                                                                                       65,600       1,566,200
                                                                                                                          --------
     Oil/Oil Service total                                                                                               7,232,381
                                                                                                                          --------

Containers:                                  1.3%
   Owens-Illinois, Inc.***                                                                                 106,900       2,431,975
                                                                                                                          --------

Chemicals:                                   0.3%
   Dow Chemical Company                                                                                      7,100         556,463
                                                                                                                          --------

Specialty Chemicals:                         0.2%
   Lyondell Petrochemical Company                                                                           18,550         408,100
                                                                                                                          --------

Transportation:                              0.6%
   Delta Air Lines, Inc.                                                                                    10,300         730,013
   Hunt (JB) Transport Services, Inc.                                                                       27,200         380,800
                                                                                                                          --------
     Transportation total                                                                                                1,110,813
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Telecommunications:                          2.1%
   Telefonos deMexico  SP ADR Cl L                                                                          38,400      $1,267,200
   US West Media Group***                                                                                  153,800       2,845,300
                                                                                                                          --------
     Telecommunications total                                                                                            4,112,500
                                                                                                                          --------

Utilities-Telephone:                         3.8%
   Airtouch Communications, Inc.***                                                                        109,850       2,773,712
   Ameritech Corporation                                                                                    24,700       1,497,438
   Bell Atlantic Corporation                                                                                31,400       2,033,150
   GTE Corp.                                                                                                24,100       1,096,550
                                                                                                                          --------
     Utilities-Telephone total                                                                                           7,400,850
                                                                                                                          --------

Utilities-Electric:                          0.9%
   Northern States Power Company                                                                            18,400         844,100
   Pacific Gas & Electric Company                                                                           39,200         823,200
                                                                                                                          --------
     Utilities-Electric total                                                                                            1,667,300
                                                                                                                          --------

Diversified Companies:                       1.1%
   Alexander & Baldwin, Inc.                                                                                21,700         542,500
   Rockwell International Corporation                                                                       26,700       1,625,363
                                                                                                                          --------
     Diversified Companies total                                                                                         2,167,863
                                                                                                                          --------

Miscellaneous:                               0.5%
   Interim Services, Inc.***                                                                                27,700         983,350
                                                                                                                          --------

     TOTAL COMMON STOCKS,
     (COST: $72,756,728)                                                                                               $87,670,395
                                                                                                                        ----------

     TOTAL INVESTMENTS, BALANCED FUND
     (COST: $177,868,978)                                                                                             $193,469,283
                                                                                                                       ===========


See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $177,868,978.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...........................$17,755,361
 Gross unrealized depreciation...........................(2,155,056)
                                                           ---------
 Net unrealized appreciation.............................$15,600,305
                                                           =========

     ***This Security is not income producing.



                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
BOND FUND INVESTMENTS:                      Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    1.3%
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997        $200,000        $199,740
   J. C. Penney Funding                                   A-1/P-1         5.92%       Jan 13, 1997         100,000          99,806
   Chase Manhattan - Cash Account                                         6.45%                             47,419          47,418
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                              $346,964
                                                                                                                          --------

* For Short-term Investments, Market Value is assumed to equal Book Value.

                                             % Net        Quality        Coupon         Maturity             Par
Government & Agency Bonds:                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                12.0%
   U.S. Treasury Note                                     AAA             8.500       May 15, 1997        $300,000        $303,095
   U.S. Treasury Note                                     AAA             7.125       Oct 15, 1998         250,000         255,078
   U.S. Treasury Note                                     AAA             7.500       Nov 15, 2001         200,000         210,625
   U.S. Treasury Note                                     AAA             7.125       Sep 30, 1999         250,000         256,875
   U.S. Treasury Note                                     AAA             5.875       Feb 15, 2004         150,000         146,110
   U.S. Treasury Note                                     AAA             5.750       Aug 15, 2003         200,000         194,063
   U.S. Treasury Note                                     AAA             6.500       May 15, 2005         400,000         403,000
   U.S. Treasury Note                                     AAA             6.500       Aug 15, 2005         300,000         302,156
   U.S. Treasury Note                                     AAA             5.875       Nov 15, 2005         100,000          96,500
   U.S. Treasury Note                                     AAA             6.625       Jul 31, 2001       1,000,000       1,016,251
                                                                                                                          --------
     Government Guaranteed - U.S.
     (COST: $3,196,968)                                                                                                 $3,183,753
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       14.4%
   Federal Home Loan Mortgage Corp.                       AAA             6.440       Jan 28, 2000         150,000         151,163
   Federal Home Loan Mortgage Corp.                       AAA             7.900       Jun 15, 2021         836,000         875,861
   Federal Home Loan Mortgage Corp.                       AAA            10.000       Jan 15, 2021         750,000         844,776
   FHLMC Pass Through Certificate                         AAA             8.500       Apr 01, 2001           7,871           8,128
   FHLMC Pass Through Certificate                         AAA             8.500       May 01, 2001          19,359          19,991
   Federal National Mortgage Association                  AAA             8.400       Nov 25, 2019         400,000         415,174
   Federal National Mortgage Association                  AAA             7.750       Sep 17, 2023       1,000,000       1,030,625
   Private Export Funding                                 AAA             5.500       Mar 15, 2001         500,000         485,106
                                                                                                                          --------
     Quasi-Government/Government Sponsored
     (COST: $3,830,953)                                                                                                 $3,830,824
                                                                                                                         ---------

Nonconvertible Corporate Bonds:              70.5%

Forest Products/Paper:                       3.6%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000        $100,000        $109,950
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005         750,000         748,829
   Kimberly-Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         100,000         108,127
                                                                                                                          --------
     Forest Products/Paper total                                                                                           966,906
                                                                                                                          --------

Financing & Leasing:                         3.7%
   International Lease Finance                            A-1/A+          5.625       Mar 01, 1998       1,000,000         996,260
                                                                                                                          --------

Investment Banking/Brokerage:                9.6%
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        6.875       Nov 01, 2005         200,000         195,205
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        5.625       Feb 15, 2016         200,000         191,820
   Lehman Brothers Holdings                               BAA-1/A         5.750       Feb 15, 1998         500,000         497,818
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         350,000         332,268
   Paine Webber Group                                     BAA-1/BBB+      6.750       May 01, 2006         700,000         669,484
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         150,000         150,767
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999         500,000         506,083
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  2,543,445
                                                                                                                          --------

Finance Co. - Consumer Loans:                1.2%
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005         325,000         328,280
                                                                                                                          --------

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Mortgage Related Securities:                 1.6%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024        $500,000        $435,240
                                                                                                                          --------

Drugs/Health Care:                           2.7%
   Abbott Labs                                            AA-1/AAA        5.600       Oct 01, 2003         200,000         189,336
   American Home Products                                 A-2/A-          7.700       Feb 15, 2000         500,000         518,784
                                                                                                                          --------
     Drugs/Health Care total                                                                                               708,120
                                                                                                                          --------

Hospital Management/Supplies                 1.1%
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         300,000         300,139
                                                                                                                          --------

Leisure Time                                 1.9%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006         500,000         496,434
                                                                                                                          --------

Media:                                       0.4%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep  1, 2000         100,000         108,924
                                                                                                                          --------

Retail-Department:                           2.9%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998         250,000         264,434
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006         500,000         511,185
                                                                                                                          --------
     Retail-Department total                                                                                               775,619
                                                                                                                          --------

Foods-Products & Services:                   0.4%
   Dean Foods Co.                                         A-3/A           6.750       Jun 15, 2005         100,000          98,466
                                                                                                                          --------

Beverages/Confect/Tobacco:                   0.9%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         250,000         242,920
                                                                                                                          --------

Auto-Related:                                1.1%
   Ford Motor Co.                                         A-1/A+          7.500       Nov 15, 1999         200,000         205,508
   General Motors Acceptance Corporation                  A-3/A-          6.625       Oct 01, 2002         100,000          99,155
                                                                                                                          --------
     Auto-Related total                                                                                                    304,663
                                                                                                                          --------

Hotel & Motel:                               1.8%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007         500,000         491,045
                                                                                                                          --------

Electronics:                                 3.0%
   Motorola Inc.                                          AA-3/AA         6.500       Sep 01, 2025         500,000         497,012
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         300,000         291,184
                                                                                                                          --------
     Electronics total                                                                                                     788,196
                                                                                                                          --------

Electrical Equipment:                        1.1%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         300,000         290,610
                                                                                                                          --------

Aerospace/Defense:                           3.4%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001         750,000         757,700
   Rockwell International Corp.                           A-1/AA          6.750       Sep 15, 2002         150,000         150,763
                                                                                                                          --------
   Aerospace/Defense total                                                                                                 908,463
                                                                                                                          --------

Electric Household Appliance:                0.4%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         100,000         112,913
                                                                                                                          --------

Engineering/Construction Services:           0.7%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005         200,000         194,214
                                                                                                                          --------

Machine Tools:                               2.0%
   Giddings & Lewis                                       BA1/BBB         7.500       Oct 01, 2005         250,000         248,114
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         300,000         295,598
                                                                                                                          --------
   Machine Tools total                                                                                                     543,712
                                                                                                                          --------


                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Finance-Diversified:                         1.0%
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002        $250,000        $257,987
                                                                                                                          --------

Pollution Control:                           3.4%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002         150,000         157,623
   WMX Technologies, Inc.                                 A-1/A+          6.700       May 01,2001          750,000         751,140
                                                                                                                          --------
     Pollution Control total                                                                                               908,763
                                                                                                                          --------

Oil/Oil Service:                             2.9%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         300,000         311,298
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         150,000         151,366
   Union Oil Co. of California                            BAA-2/BBB       7.200       May 15, 2005         300,000         303,500
                                                                                                                          --------
     Oil/Oil Service total                                                                                                 766,164
                                                                                                                          --------

Chemicals:                                   1.1%
   Union Carbide Corporation                              BAA-2/BBB       6.790       Jun 01, 2025         300,000         299,216
                                                                                                                          --------

Transportation:                              11.6%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011         500,000         521,415
   Burlington Northern, Inc.                              BAA-2/BBB       7.400       May 15, 1999         200,000         204,551
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007         305,438         324,217
   Federal Express                                        A-3/BBB+        7.850       Jan 30, 2015         500,000         516,105
   Golden State Petroleum Transport                       BAA-2/BBB       8.040       Feb 01, 2019       1,000,000         993,710
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,674
                                                                                                                          --------
   Transportation total                                                                                                  3,070,672
                                                                                                                          --------

Metals-Fabrication & Manufacturing:          0.5%
   Cyprus Minerals                                        BAA-2/BBB-      6.625       Oct 15, 2005         130,000         125,250
                                                                                                                          --------

Utilities-Telephone:                         2.5%
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         150,000         151,125
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         150,000         147,710
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         250,000         243,839
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         100,000         108,978
                                                                                                                          --------
   Utilities-Telephone total                                                                                               651,652
                                                                                                                          --------

Utilities-Electric:                          3.2%
   Consolidated Edison of New York                        A-1/A+          6.250       Apr 01, 1998         200,000         200,418
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003         150,000         152,467
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         250,000         246,584
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         250,000         257,136
                                                                                                                          --------
     Utilities-Electric total                                                                                              856,605
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.4%
   Burlington Resources, Inc.                             A-3/A-          9.625       Jun 15, 2000         100,000         109,319
                                                                                                                          --------

Diversified Companies:                       0.4%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         100,000         103,041
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $18,674,846)                                                                                         $18,783,238
                                                                                                                        ----------

     TOTAL INVESTMENTS, BOND FUND
     (COST: $26,049,732)**                                                                                             $26,144,779
                                                                                                                        ==========
See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $26,049,732. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation......................... $288,316
Gross unrealized depreciation.........................(193,269)
                                                       --------
Net unrealized depreciation...........................  $95,047
                                                       ========



                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
MONEY MARKET FUND INVESTMENTS:              Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    46.6%
   American Information Technologies                      A-1+/P-1        5.42%       Feb 04, 1997        $900,000        $895,495
   Anheuser Busch Companies                               A-1+/P-1        6.34%       Jan 02, 1997       1,000,000         999,826
   Associates Corp of North America                       A-1+/P-1        5.44%       Jan 31, 1997         950,000         945,804
   CIT Group Holdings                                     A-1/P-1         5.48%       Apr 22, 1997         950,000         934,505
   Coca-Cola Co.                                          A-1+/P-1        5.37%       Feb 14, 1997         975,000         968,768
   Ford Motor Credit Company                              A-1/P-1         5.42%       Jan 07, 1997         800,000         799,297
   General Electric Capital Corporation                   A-1+/P-1        5.90%       Feb 10, 1997         911,000         905,331
   Interstate Power Co.                                   A-1/P-1         5.53%       Jan 15, 1997         765,000         763,385
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997         100,000          99,870
   John Deere Capital Corporation                         A-1/P-1         5.44%       Feb 25, 1997         950,000         942,351
   Merrill Lynch Capital Market                           A-1+/P-1        5.46%       Feb 18, 1997         950,000         943,262
   Pepsico, Inc.                                          A-1/P-1         5.60%       Jan 31, 1997         303,000         301,611
   Chase Manhattan - Cash Account                                         4.65%                            290,670         290,670
                                                                                                                           -------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                   $9,790,175
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       27.8%
   Federal Home Loan Bank                                                 5.58%       Mar 26, 1997      $3,885,000      $3,854,999
   FNMA Discount Notes                                                    5.41%       Mar 24, 1997       2,000,000       1,977,071
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT
     GOVERNMENT SPONSORED, AT COST                                                                                      $5,832,070
                                                                                                                         ---------

Government Guaranteed:                       25.7%
   U. S. Treasury Bill                                                    5.29%       Feb 06, 1997      $1,000,000        $994,910
   U. S. Treasury Bill                                                    5.30%       Feb 06, 1997       1,500,000       1,492,350
   U. S. Treasury Bill                                                    5.30%       May 29, 1997       1,000,000         979,116
   U. S. Treasury Bill                                                    5.32%       Jul 24, 1997       1,000,000         971,270
   U. S. Treasury Bill                                                    5.37%       Oct 16, 1997       1,000,000         959,440
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED,
     AT COST                                                                                                            $5,397,086
                                                                                                                         ---------

     TOTAL INVESTMENTS, MONEY MARKET
     FUND, AT COST                                                                                                     $21,019,331
                                                                                                                        ==========

See accompanying notes to investments in securities.

*Moody's/Standard  &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                                   % of            Interest         Maturity          Principal
TREASURY 2000 FUND INVESTMENTS:                 Net Assets           Rate             Date             Amount            Value
                                                ----------           ----             ----             ------            -----
Government Guaranteed - U.S.:
   U.S. Treasury Strip (Cost $1,388,086)*         100.0%             9.69%         Nov 15, 2000     $2,000,000         $1,585,290
                                                                                                                        =========


See accompanying notes to investments in securities.

Notes to investments in securities:
Interest rates on and stripped Treasury Securities represent annualized yield to maturity at date of purchase. Values of investment securities are determined as described in Note 2 of the financial statements.

*At December 31, 1996, the cost of securities for federal income tax purposes was $1,388,086. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation................................$197,204
Gross unrealized depreciation................................      --
                                                             --------
Net unrealized appreciation..................................$197,204
                                                             ========

                                                         ULTRA SERIES FUND
                                                      Statement of Operations
                                                    Year Ended December 31, 1996



                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
                                          Stock Fund        Fund           Fund            Fund           Fund           Fund
Investment income (note 2):
  Interest income                         $164,944       $525,661      $5,678,732     $1,382,079       $951,281        $114,864

  Dividend income                          917,123      3,383,433       1,230,690             --             --              --
                                        ----------     ----------      ----------       --------       --------        --------
    Total income                         1,082,067      3,909,094       6,909,422      1,382,079        951,281         114,864
                                        ----------     ----------      ----------       --------       --------        --------
Expenses (note 4):

  Advisory fees                            336,290        807,229         762,436        100,452         88,296              --

  Advisory/Administrative fees                  --             --              --             --             --           6,936

  Accounting and custodian fees             47,251         91,306          87,538         16,623         14,112              --

  Trustees' fees                             1,602          3,845           3,616            478            422              --

  Legal fees                                18,473         44,325          41,680          5,513          4,858              --

  Audit fees                                 3,043          7,302           6,866            908            800              --

  Printing and mailing fees                 19,735         47,355          44,530          5,890          5,190              --

  Other expenses                            14,605         44,421          40,663          4,358          3,842              --
                                        ----------     ----------      ----------       --------       --------        --------
  Expenses before reimbursement            440,999      1,045,783         987,329        134,222        117,520           6,936
  Reimbursable expenses from
   CUNA Mutual Life Insurance Company       (5,211)            --              --         (4,119)        (3,169)             --
                                        ----------     ----------      ----------       --------       --------        --------
    Total net expenses                     435,788      1,045,783         987,329        130,103        114,351           6,936
                                        ----------     ----------      ----------       --------       --------        --------
   Net investment income                   646,279      2,863,311       5,922,093      1,251,976        836,930         107,928
                                        ----------     ----------      ----------       --------       --------        --------
Realized and unrealized gain (loss)
  on investments (notes 2 and 3):

  Realized gain (loss) on security
    transactions:

   Proceeds from sale of securities
    and principal pay downs             33,783,726     67,526,667      52,832,225      5,207,141      4,478,141              --

   Cost of securities sold             (30,630,977)   (61,869,710)    (48,563,422)    (5,157,425)    (4,478,141)             --
                                        ----------     ----------      ----------      ---------       --------        --------
   Net realized gain (loss) on
    security transactions                3,152,749      5,656,957       4,268,803         49,716             --              --

 Net change in unrealized appreciation
   or depreciation on investments        9,688,795     26,520,015       6,612,755       (477,126)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------
  Net gain (loss) on investments        12,841,544     32,176,972      10,881,558       (427,410)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------


  Net increase in net assets
   resulting from operations           $13,487,823    $35,040,283     $16,803,651       $824,566       $836,930         $32,394
                                        ==========     ==========      ==========      =========       ========        ========


See accompanying notes to financial statements.

                                                         ULTRA SERIES FUND
                                                 Statement of Changes in Net Assets
                                               Years Ended December 31, 1996 and 1995



                                       CAPITAL APPRECIATION               GROWTH AND INCOME
                                            STOCK FUND                       STOCK FUND                      BALANCED FUND
Operations:                           1996              1995           1996             1995            1996             1995

Net investment income                   $646,279          $283,910     $2,863,311        $1,631,967     $5,922,093        $3,527,057

Net realized gain (loss) on security
 transaction                           3,152,749         1,078,662      5,656,957         6,556,318      4,268,803         4,247,861

Net change in unrealized appreciation
 or depreciation on investments        9,688,795         3,744,217     26,520,015        11,134,096      6,612,755         9,430,371
                                     -----------        ----------    -----------       -----------    -----------       -----------
 Change in net assets from
  operations                          13,487,823         5,106,789     35,040,283        19,322,381     16,803,651        17,205,289
                                     -----------        ----------    -----------       -----------    -----------       -----------


Distributions to shareholders:

  From net investment income           (639,086)         (280,255)    (2,804,744)       (1,628,238)    (5,850,662)       (3,519,859)

  From realized gains on investments (3,084,815)    (1,089,798)    (5,675,210)       (6,422,927)    (4,393,033)       (4,072,590)
                                     -----------        ----------    -----------       -----------    -----------       -----------
   Change in net assets from
    distributions                    (3,723,901)       (1,370,053)    (8,479,954)       (8,051,165)   (10,243,695)       (7,592,449)
                                     -----------        ----------    -----------       -----------    -----------       -----------

Capital share transactions (note 5):

  Proceeds from sale of shares       48,543,686        25,682,821     99,870,808        35,770,514     70,374,669        28,498,420

Net asset value of shares issued
 in reinvestment of distributions     3,723,901         1,370,053      8,479,954         8,051,165     10,243,695         7,592,449
                                    -----------        ----------    -----------       -----------    -----------       -----------
                                     52,267,587        27,052,874    108,350,762        43,821,679     80,618,364        36,090,869

  Cost of shares repurchased         (1,475,008)       (2,121,172)    (4,208,480)       (1,868,194)    (3,422,404)       (2,203,087)
                                     -----------        ----------    -----------       -----------    -----------       -----------
  Change in net assets derived
   from capital share transactions   50,792,579        24,931,702    104,142,282        41,953,485     77,195,960        33,887,782
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase in net assets               60,556,501        28,668,438    130,702,611        53,224,701     83,755,916        43,500,622

Net assets:

  Beginning of year                  38,117,332         9,448,894    102,138,162        48,913,461    110,968,958        67,468,336
                                    -----------        ----------    -----------       -----------    -----------       -----------
  End of year                       $98,673,833       $38,117,332   $232,840,773      $102,138,162   $194,724,874      $110,968,958
                                    ===========        ==========    ===========       ===========    ===========       ===========
Undistributed net investment
  income included in net assets         $14,253            $7,061        $69,558           $10,991        $94,881           $23,449
                                    ===========        ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.


                                                         ULTRA SERIES FUND
                                           Statement of Changes in Net Assets (Continued)
                                               Years Ended December 31, 1996 and 1995



                                                  BOND FUND                    MONEY MARKET FUND               TREASURY 2000 FUND
Operations:                                1996              1995           1996             1995            1996             1995

Net investment income                 $1,251,976          $624,100       $836,930          $499,998       $107,928          $105,279

Net realized gain (loss) on
   security transactions                  49,716            29,840             --                --             --                --

Net change in unrealized appreciation
   or depreciation on investments       (477,126)          883,542             --                --        (75,534)          161,762
                                       ----------        ----------     ----------        ----------     ----------       ----------
   Change in net assets from
    operations                           824,566         1,537,482        836,930           499,998         32,394           267,041
                                      -----------        ----------    -----------       -----------    -----------      -----------
Distributions to shareholders:

  From net investment income          (1,238,292)         (622,541)      (836,930)         (499,998)            --                --

  From realized gains on investments     (49,716)          (29,840)            --                --             --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
   Change in net assets from
    distributions                     (1,288,008)         (652,381)      (836,930)         (499,998)            --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
Capital share transactions (note5):

  Proceeds from sale of shares        13,819,369         5,496,387     32,934,173        16,248,249          7,020             6,176

 Net asset value of shares issued in
  reinvestment of distributions        1,288,008           652,380        835,642           499,536             --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------
                                      15,107,377         6,148,767     33,769,815        16,747,785          7,020             6,176

  Cost of shares repurchased          (1,796,780)       (1,176,460)   (24,132,957)      (13,173,017)            --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------


   Change in net assets derived from
    capital share transactions        13,310,597         4,972,307      9,636,858         3,574,768          7,020             6,176
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase (decrease) in net assets     12,847,155         5,857,408      9,636,858         3,574,768         39,414           273,217

Net assets:

  Beginning of year                   13,724,768         7,867,360     11,374,129         7,799,361      1,545,327         1,272,110
                                     -----------        ----------    -----------       -----------    -----------       -----------
  End of year                        $26,571,923       $13,724,768    $21,010,987       $11,374,129     $1,584,741        $1,545,327
                                     ===========        ==========    ===========       ===========    ===========       ===========

Undistributed net investment
  income included in net assets          $18,034            $4,349             --                --             --                --
                                     ===========        ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                     ------------------------------------ CAPITAL APPRECIATION STOCK FUND ----------------------
(For a share outstanding throughout the period):   1996              1995             1994
                                                ------------------------------------------
Net Asset Value, Beginning of Period             $12.51             $9.97           $10.00
                                                 ------            ------           ------


  Income from Investment Operations

   Net Investment Income                            .13               .14             0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.55              2.91             0.37
                                                 ------            ------           ------

  Total from Investment Operations                 2.68              3.05             0.53
                                              -------------------------------------------

  Distributions

   Distributions from Net Investment Income        (.13)             (.14)           (0.15)

   Distributions from Realized Capital Gains       (.46)             (.37)           (0.41)
                                                 ------            ------           ------

  Total Distributions                              (.59)             (.51)           (0.56)
                                               -------------------------------------------

Net Asset Value, End of Period                   $14.60            $12.51            $9.97
====================================================================================================================================

Total Return*                                    21.44%            30.75%            5.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $98,674           $38,117           $9,449

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     0.96%             1.37%            1.55%

Portfolio Turnover Rate                           49.77%            61.32%           65.81%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:


Capital Appreciation Stock Fund                    1996              1995             1994
                                                   ----              ----             ----
Amount Charged                                   $440,999          $156,184          $42,519

Ratio of Expenses to
Average Net Assets                                 0.66%             0.75%            0.85%

Ratio of Net Investment
Income to Average Net Assets                       0.95%             1.25%            1.35%

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                       ---------------------------------- GROWTH AND INCOME STOCK FUND ----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $18.20            $15.06           $15.51            $15.49           $15.21
                                                 ------            ------           ------            ------            ------

Income from Investment Operations

Net Investment Income                              0.34              0.37             0.32              0.29             0.32

Net Realized and Unrealized Gain (Loss)
on Investments                                     3.93              4.37            (0.04)             1.87             0.90
                                                  -----             -----            -----             -----             -----

Total from Investment Operations                   4.27              4.74             0.28              2.16             1.22
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.34)            (0.37)           (0.32)            (0.29)           (0.32)

   Distributions from Realized Capital Gains      (0.81)            (1.23)           (0.40)            (1.85)           (0.62)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (1.15)            (1.60)           (0.73)            (2.14)           (0.94)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $21.32            $18.20           $15.06            $15.51           $15.49
====================================================================================================================================

Total Return*                                    22.02%            31.75%            1.42%            13.77%             7.66%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $232,841          $102,138          $48,913           $32,468           $24,382

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     1.78%             2.28%            2.19%             1.84%            2.11%

Portfolio Turnover Rate                           40.55%            57.80%           45.36%            56.79%           29.67%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund                                         1995             1994              1993             1992
                                                                     ----             ----              ----             ----

Amount Charged                                                     $491,168         $281,760          $210,141         $151,195

Ratio of Expenses to
Average Net Assets                                                   0.69%            0.70%             0.73%            0.74%

Ratio of Net Investment
Income to Average Net Assets                                         2.23%            2.14%             1.76%            2.02%



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                             ---------------------------------------------------- BALANCED FUND -----------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $14.63            $12.90           $13.70            $13.54           $13.44
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income                           0.58              0.55             0.52              0.50             0.55

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.98              2.29            (0.56)             0.95             0.40
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 1.56              2.84            (0.04)             1.45             0.95
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.58)            (0.55)           (0.51)            (0.50)           (0.55)

   Distributions from Realized Capital Gains      (0.32)            (0.56)           (0.25)            (0.79)           (0.30)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.90)            (1.11)           (0.76)            (1.29)           (0.85)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $15.29            $14.63           $12.90            $13.70           $13.54
====================================================================================================================================

Total Return*                                    10.79%            22.27%           -0.46%            10.47%             6.85%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $194,725          $110,969          $67,468           $54,363           $41,604

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     3.91%             4.03%            4.00%             3.62%            4.10%

Portfolio Turnover Rate                           33.48%            36.68%           28.53%            28.71%           19.23%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund                                                        1995             1994              1993             1992
                                                                     ----             ----              ----             ----

Amount Charged                                                     $598,507         $417,750          $362,284         $254,326

Ratio of Expenses to
Average Net Assets                                                   0.68%            0.70%             0.74%            0.72%

Ratio of Net Investment
Income to Average Net Assets                                         4.00%            3.95%             3.53%            4.03%




                                                   BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                            ------------------------------------------------------- BOND FUND ------------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $10.63             $9.67           $10.58            $10.32           $10.37
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income                           0.65              0.60             0.59              0.64             0.69

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.28)             0.96            (0.90)             0.28            (0.03)
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.37              1.56            (0.31)             0.92             0.66
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.64)            (0.59)           (0.59)            (0.65)           (0.70)

   Distributions from Realized Capital Gains      (0.03)            (0.01)           (0.01)            (0.01)           (0.01)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.67)            (0.60)           (0.60)            (0.66)           (0.71)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.33            $10.63            $9.67            $10.58           $10.32
------------------------------------------------------------------------------------------------------------------------------------

Total Return*                                     2.86%            16.37%           -3.06%             8.87%             6.47%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $26,572           $13,725           $7,867            $6,297            $5,244

Ratio of Expenses to Average Net Assets**          0.65%             0.65%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     6.25%             6.08%             6.03%            5.99%             6.83%

Portfolio Turnover Rate                           25.67%            14.74%            11.97%           12.23%            13.58%
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                          1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----

Amount Charged                                   $134,222           $70,290          $48,651           $44,293          $33,269

Ratio of Expenses to
Average Net Assets                                 0.67%             0.68%            0.70%             0.75%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       6.23%             6.04%            5.98%             5.89%            6.74%


                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                 ---------------------------------------------- MONEY MARKET FUND -----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.05              0.05             0.03              0.03             0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.05              0.05             0.03              0.03             0.03
                                              --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.05)            (0.05)           (0.03)            (0.03)           (0.03)

   Distributions from Realized Capital Gains      (0.00)            (0.00)            0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.05)            (0.05)           (0.03)            (0.03)           (0.03)
                                              --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     5.17%             5.21%            3.34%             2.86%             3.05%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $21,011           $11,374           $7,799            $4,749            $5,097

Ratio of Expenses to Average Net Assets**         0.65%             0.65%            0.65%             0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                    4.74%             5.17%            3.66%             2.43%             3.05%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1996, was 4.70% and the "effective" yield for that period was 4.81%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                                  1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----

Amount Charged                                   $117,520           $70,062          $44,391           $44,836          $39,068

Ratio of Expenses to
Average Net Assets                                 0.67%             0.73%            0.78%             0.77%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       4.72%             5.09%            3.53%             2.31%            2.96%


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                             ------------------------------------------------- TREASURY 2000 FUND --------------------------------
(For a share outstanding throughout the period)    1996              1995             1994              1993             1992
                                               ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $8.47             $7.00            $7.53             $6.53            $6.04
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.58              0.58             0.53              0.48             0.45

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.41)             0.89            (1.06)             0.52             0.04
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.17              1.47            (0.53)             1.00             0.49
                                             ---------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        0.00              0.00             0.00              0.00             0.00

   Distributions from Realized Capital Gains       0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                              0.00              0.00             0.00              0.00             0.00
                                             ---------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $8.64             $8.47            $7.00             $7.53            $6.53
====================================================================================================================================

Total Return*                                     2.10%            20.99%           -7.12%            15.43%             8.01%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,585            $1,545           $1,272            $1,363            $1,176

Ratio of Expenses to Average Net Assets           0.45%             0.45%            0.45%             0.45%             0.45%

Ratio of Net Investment Income to Average
  Net Assets                                      7.03%             7.40%            7.50%             6.69%             7.26%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.


                                ULTRA SERIES FUND
                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund, a Massachusetts Business Trust, is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Ultra Series Fund is a series fund with six investment portfolios (funds), each with different investment objectives and policies and each issuing a separate class of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value (note 2(b)). The assets of each fund are held separate from the assets of the other funds.

     Shares in each fund are currently offered only to separate accounts of CUNA Mutual Life Insurance Company (formerly known as Century Life of America) at a price equal to their respective net asset values per share, without sales charge.


(2)  Significant Accounting Policies

     (a) Valuation of Investment Securities

         Value of Securities, including call options, which are traded on exchanges are valued at the last sales price on the principal exchange as of the close of the New York Stock Exchange or 3:00 p.m. Central Standard Time, whichever is earlier, on the day the securities are being valued. Securities not traded on a stock exchange on a given day or traded over-the-counter are valued using a procedure determined in good faith to represent a fair value and which is authorized by the Board of Trustees. Pursuant to Rule 2A-7 of the Investment Company Act of 1940 (as amended), all money market instruments in the Money Market Fund are valued on an amortized cost basis. Money Market instruments in the other funds are valued on an amortized cost basis if there are less than 60 days to maturity.

     (b) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined on a daily basis based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory and advisory/ administrative fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Bond Fund, and Balanced Fund will be declared and reinvested quarterly in additional full and fractional shares of the respective funds. All net realized capital gains of these funds, if any, will be declared and reinvested at least annually. The Treasury 2000 Fund will utilize an annual consent dividend procedure which provides the Fund with the deduction for dividends constructively paid to shareholders. As a result of permanent book-to-tax differences from the consent dividends, $107,339 for Treasury 2000 Fund has been reclassified from undistributed net investment income to additional paid-in capital.

     (c) Federal Income and Excise Taxes

         The Ultra Series Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required.

     (d) Other

         Security transactions are recorded on the trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Interest, including amortization of premium and discount, is accrued daily and dividend income is recorded on the ex-dividend date.

     (e) Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term securities for all funds except Money Market) for each fund during the year ended December 31, 1996, were as follows:

                                           Capital       Growth and                                      Money       Treasury
                                          Appreciation    Income Stock       Balanced        Bond         Market         2000
                                           Stock Fund         Fund             Fund          Fund          Fund          Fund

Total costs of securities purchased      $79,151,948     $159,709,031    $114,633,013   $18,376,441   $154,317,312$          --
                                          ==========      ===========     ===========    ==========    ===========     ========
Total proceeds received on security
sales and principal paydowns             $33,783,726      $67,526,667     $52,832,225    $5,207,141   $145,584,378 $         --
                                          ==========      ===========     ===========    ==========    ===========     ========

(4)  Transactions with Affiliates

     The Ultra Series Fund has entered into an investment advisory agreement with CIMCO Inc. (the Investment Adviser), an affiliated company. During 1996, the Investment Adviser received monthly advisory or advisory/administrative fees, based on average daily net assets, at an annual rate of .5 percent of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds and .45 percent of the Treasury 2000 Fund.

     Expenses of the Ultra Series Fund are accrued daily. Each fund bears the expenses directly attributable to its own investments. Such expenses include, but are not limited to, brokerage and other commission costs, legal fees relating to the enforcement of rights under a specific investment owned by the fund and expenses related to defense of claims made solely against the fund. However, certain expenses from shared resources are allocated to the various funds on the basis of the net assets of the respective funds as determined each day. These expenses include trustees, accountants, legal, investment management and other general and administrative expenses. As a result of sharing these resources, the funds are expected to experience cost savings over the aggregate amount that would be payable if each fund were a separate mutual fund. There can be no assurance, however, that such savings will be realized.

     The Investment Adviser is required to reimburse the funds for the amount, if any, by which the aggregate expenses of any fund (including the Investment Adviser's fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses) in any calendar year exceed 2.0 percent of the average daily net assets of the funds. In addition, CUNA Mutual Life Insurance Company has voluntarily agreed to reimburse the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds for ordinary business expenses in excess of .65 percent (of which .5 percent is the advisory fee and .15 percent is general and administrative expenses) of the average daily net assets of these funds. Also, the Investment Adviser has agreed to assume responsibility for providing all administrative services and paying all ordinary business expenses of the Treasury 2000 Fund which exceed .45 percent (all of which is the advisory/administrative fee) of average daily net assets. Currently, CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society, affiliated companies, are providing administrative services on behalf of the Adviser.

     During the year ended December 31, 1996, CUNA Mutual Life Insurance Company voluntarily reimbursed expenses for each of the funds in the following amounts:

     Capital Appreciation Stock Fund ...$5,211  Money Market Fund....... $3,169
     Bond Fund..........................$4,119

     All capital shares outstanding at December 31, 1996, are owned by separate investment accounts of CUNA Mutual Life Insurance Company.

     Certain officers and directors of the Ultra Series Fund are also officers of CUNA Mutual Life Insurance Company or CIMCO Inc. During the twelve-month period ended December 31, 1996, the Ultra Series Fund made no direct payments to its officers and paid trustees' fees of approximately $10,000 to its unaffiliated trustees.

(5)  Share Activity

     Transactions in shares of each fund for the years ended December 31, 1996 and 1995, were as follows:

                                             Capital       Growth and                                     Money        Treasury
                                          Appreciation    Income Stock      Balanced         Bond        Market          2000
                                           Stock Fund         Fund            Fund           Fund         Fund           Fund

Shares outstanding at December 31,1994     947,425        3,248,703       5,230,875        813,520     7,799,361        181,807

Share sold, including reinvestment
       of dividends                      2,337,211        2,621,441       2,823,694        657,600    16,747,785         43,617

Shares repurchased                        (238,086)        (259,097)       (469,326)      (179,841)  (13,173,017)       (42,878)
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1995  3,046,550        5,611,047       7,585,243      1,291,279    11,374,129        182,546
                                         ---------        ---------       ---------       --------    ----------        -------
Share sold, including reinvestment
       of dividends                      3,818,030        5,524,047       5,380,713      1,453,110    33,769,815            805

Shares repurchased                        (105,316)        (215,447)       (228,534)      (171,319)  (24,132,957)            --
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1996  6,759,264       10,919,647      12,737,422      2,573,070    21,010,987        183,351
                                         ---------        ---------       ---------       --------    ----------        -------

                                ULTRA SERIES FUND
                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Ultra Series Fund:

We have audited the statements of assets and liabilities, including the schedules of investments in securities, of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year (three years for Capital Appreciation Stock Fund) period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased or sold, but not received or delivered, we request confirmation from brokers, and where replies are not received, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of Ultra Series Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their nets assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year
(three years for Capital Appreciation Stock Fund) period then ended, in conformity with generally accepted accounting principles.



                              KPMG PEAT MARWICK LLP


Des Moines, Iowa
February 7, 1997

                    Report of Special Meeting of Shareholders
                              Held January 16, 1997

A Special Meeting of the Ultra Series Fund (the "Fund") Shareholders was held January 16, 1997. Proxy statements and voting cards were mailed December 1, 1996 to all Policyowners of record as of November 18, 1996 of UltraVers-ALL LifeSM, MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Annuity (the "Separate Accounts").

The voting results for each issue described in the Proxy Statement, based on returned proxy cards plus proportionate voting on behalf of Separate Account shares for which instructions were not received, shares owned by CUNA Mutual Life Group Variable Annuity, and shares owned directly by CUNA Mutual Life Insurance Company, are set forth below:

1.  Election of Trustees:

A vote was taken to consider the election of five (5) members of the Board of Trustees to serve until their respective successors are chosen and qualified. All nominees were elected by a plurality of shares of the Fund voting as one class.

                               FOR             %         AGAINST         %          ABSTAIN          %         TOTAL VOTES CAST
Gwendolyn M. Boeke         50,716,170        98.7%          0           0%          663,583        1.3%           51,379,753
Kevin T. Lentz             50,672,866        98.6%          0           0%          706,887        1.4%           51,379,753
Alfred L. Disrud           50,672,866        98.6%          0           0%          706,887        1.4%           51,379,753
Keith S. Noah              50,672,866        98.6%          0           0%          706,887        1.4%           51,379,753
Thomas C. Watt             50,716,170        98.7%          0           0%          663,583        1.3%           51,379,753

2.  Proposal to approve Management Agreement:

A vote was taken to consider the approval of a new Management Agreement, on behalf of each series, between the Fund and CIMCO Inc. (formerly Century
Investment management Co.) to take effect May 1, 1997. The Management Agreement was approved by a majority of the shares of each Series of the Fund voting separately.

SERIES                         FOR             %         AGAINST         %          ABSTAIN          %         TOTAL VOTES CAST
Capital Appreciation        5,848,351        93.75%        90,504       1.45%        299,104        4.8%            6,237,959
Money Market               19,852,065        97.4%         37,425       0.2%         493,673        2.4%           20,383,163
Growth & Income             9,531,461        94.1%        194,610       1.9%         404,507        4.0%           10,130,578
Bond                        2,314,388        97.0%         21,035       0.9%          51,750        2.1%            2,387,173
Balanced                   11,488,049        95.3%        231,374       1.9%         338,910        2.8%           12,058,333
Treasury 2000                 181,086        99.2%            183       0.1%           1,278        0.7%              182,547

                                                                                                   TOTAL          51,379,753

3.  Proposal to Approve the Amendment to the Fund's Declaration of Trust:

A vote was  taken  to  consider  the  approval  of an  Amendment  to the  Fund's
Declaration of Trust to permit the Fund and each series to offer additional classes of shares and to provide Shareholders with one vote for each dollar of net asset value of each series.
The Amendment was approved by a majority of the shares of the Fund voting as one class.

                               FOR             %         AGAINST         %          ABSTAIN          %         TOTAL VOTES CAST
                           49,071,336        95.5%       663,157       1.3%        1,645,260       3.2%           51,379,753

4.  Proposal to Approve KPMG Peat Marwick as Independent Auditors:

A vote was taken to consider  the  ratification  of the  selection  of KPMG Peat
Marwick as the  independent  auditors  for the Fund for the fiscal  year  ending
December 31, 1996. The proposal was approved by a majority of the shares of the Fund voting as one class.

                               FOR             %         AGAINST         %          ABSTAIN          %         TOTAL VOTES CAST
                           49,351,719        96.1%       419,112       0.8%        1,608,922       3.1%           51,379,753

A copy of the Certification of Election Results follows.


                                ULTRA SERIES FUND
                                  Waverly, Iowa

                        CERTIFICATION OF ELECTION RESULTS

I, Holly A. Guenther, do hereby certify that I am the Inspector of Elections appointed by the Ultra Series Fund Board of Trustees, and that as Inspector of Elections, I have tabulated all votes, including votes cast by Lawrence R. Halverson as proxy for shareholders and as proxy for CUNA Mutual Life Insurance Company (formerly known as Century Life of America). By virtue of my appointment as Inspector of Elections, I have authority to make this certification. I further certify that the vote totals shown below are true and accurate totals of all votes tabulated for the following proposals at the Special Meeting of Shareholders of the Fund, January 16, 1997.

1.  Election of Trustees:
                               FOR          AGAINST           ABSTAIN
Gwendolyn M. Boeke         50,716,170          0              663,583
                            ---------        ----            --------
Kevin T. Lentz             50,672,866          0              706,887
                            ---------        ----            --------
Alfred L. Disrud           50,672,866          0              706,887
                            ---------        ----            --------
Keith S. Noah              50,672,866          0              706,887
                            ---------        ----            --------
Thomas C. Watt             50,716,170          0              663,583
                            ---------        ----            --------

2.  Proposal to approve Management Agreement:

                                 FOR             AGAINST         ABSTAIN
Capital Appreciation           5,848,351          90,504         299,104
                              ---------          -------        --------
Money Market                 19,852,065           37,425         493,673
                              ---------          -------        --------
Growth & Income                9,531,461         194,610         404,507
                              ---------          -------        --------
Bond                           2,314,388          21,035          51,750
                              ---------          -------        --------
Balanced                     11,488,049          231,374         338,910
                              ---------          -------        --------
Treasury 2000                   181,086              183           1,278
                              ---------          -------        --------

3.  Proposal to approve the Amendment to the Fund's Declaration of Trust:

                             FOR              AGAINST          ABSTAIN
                         49,071,336           663,157         1,645,260
                          ---------           -------         --------

4.  Proposal to approve KPMG Peat Marwick as Independent Auditors:

                             FOR              AGAINST          ABSTAIN
                         49,351,719           419,112         1,608,922
                          ---------           -------         --------



Dated:    January 16, 1997                      /s/  Holly A. Guenther
         --------------
                                                Holly A. Guenther
                                                Inspector of Elections

                                ULTRA SERIES FUND
                              Officers and Trustees


OFFICERS

Michael S. Daubs, President
Lawrence R. Halverson, Vice President/Secretary
Donald E. Heltner, Vice President
Michael G. Joneson, Chief Accounting Officer, Treasurer and Assistant Secretary Robert M. Buckingham, Chief Financial Officer/Assistant Secretary


BOARD OF TRUSTEES

Gwendolyn M. Boeke
Alfred L. Disrud
Kevin T. Lentz
Keith S. Noah
Thomas C. Watt